Goldman Sachs Trust

FINANCIAL SQUARE FUNDS

               . Prime Obligations Fund

               . Money Market Fund

               . Premium Money Market Fund

               . Treasury Obligations Fund

               . Treasury Instruments fund

               . Government Fund

               . Federal Fund

               . Tax-Free Money Market Fund


                                                                   Goldman
                                                                   Sachs

ANNUAL REPORT
December 31, 1997

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------  --------------------------------
DEAR SHAREHOLDERS:

  We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Financial Square Funds in 1997. It was another strong year for the funds, as all of them--with the exception of three new Financial Square Funds, which do not yet possess 12-month performance return information (see new fund information below)-- outperformed their respective IBC Financial Data, Inc. averages. Assets in the Financial Square Funds totaled $19.3 billion as of December 31, 1997.

THREE NEW FINANCIAL SQUARE FUNDS AVAILABLE
  We are pleased to inform you that three new Financial Square Funds became available during the fiscal year. Each fund's objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high-quality money market instruments.

 .FINANCIAL SQUARE FEDERAL FUND
 Investment Strategy: In seeking to achieve its objective, the fund invests in U.S. Government securities and U.S. Treasury securities. The fund does not invest in repurchase agreements.
 AAAm Rating: The fund is rated AAAm by Standard & Poor's Ratings Group, and appears on the National Association of Insurance Commissioners Approved List of Class I Money Market Funds.

 .FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
 Investment Strategy: In seeking to achieve its objective, the fund invests in securities issued or guaranteed by the U.S. Treasury, which are backed by the full faith and credit of the U.S. Government, the interest from which is typically exempt from most state income taxes. The fund does not invest in repurchase agreements.
 AAAm Rating: The fund is rated AAAm by Standard & Poor's Ratings Group, and Aaa by Moody's Investor Services, Inc., and appears on the National Association of Insurance Commissioners Approved List of Exempt Money Market Funds.

 .FINANCIAL SQUARE PREMIUM MONEY MARKET FUND
 Investment Strategy: In seeking to achieve its objective, the fund intends to invest only in securities that are rated in the highest category for short-term debt obligations by the requisite number of nationally recognized statistical rating organizations. The fund can also invest in securities which are unrated, but only if they are deemed to be of comparable quality by the fund's Trustees.
 AAAm Rating: The fund is rated AAAm by Standard & Poor's Ratings Group and Aaa by Moody's Investors Services, Inc., and appears on the National Association of Insurance Commissioners Approved List of Class I Money Market Funds.

1997 IN REVIEW
  Over the first quarter, the U.S. economy demonstrated significant strength, with no sign of slowing. Employment data pointed to continued growth as unemployment rates dropped, average hourly earnings rose and real consumer spending surged. In March, in a show of concern over the pace of economic growth, the Federal Reserve Board chose to raise short-term rates by 25 basis points. When all was said and done, first quarter's real gross domestic product
(GDP) posted a robust 4.9% increase--although this was attributed to an increase in inventories, typically a precursor of slower growth.
  Economic data early in the second quarter, including New Home Sales, the Employment Cost Index (ECI), GDP and durable goods, continued to point to ongoing momentum in the economy. By June, there was no overwhelming evidence that the economy had slowed to a sustainable growth pace. Nevertheless, Fed officials seemed impressed with a slowdown in the pace of broad price measures, and opted to maintain a neutral stance. Early third-quarter data initially suggested that any slowdown perceived by the Fed represented a modified correction from the first quarter's rapid growth, not the
                                  --------------------------------
--------------------------------

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (continued)

---------------------------------------  ---------------------------------------
onset of a weaker trend. However, as the quarter progressed, subdued inflationary pressures and a slower pace of economic growth further lowered the probability that Fed officials would tighten monetary policy in the months that remained in 1997.
  In the final months of the fiscal year, financial turmoil in Asia's equity markets spilled into the U.S. However, a number of factors, including Federal Reserve Chairman Alan Greenspan's testimony and U.S. investors' overall reaction to the market, quickly restored confidence that the U.S. market would not suffer a significant downturn. Not surprisingly, at its November meeting, the Fed chose to leave monetary policy on hold. As the fourth quarter drew to a close, central bankers continued to be torn between their anxiety over excessively rapid demand growth and rising wages on the domestic front and their worries that the Asian crisis could spread to new regions and have a negative impact on U.S. output and earnings prospects. Consequently, Fed officials chose to maintain their "wait-and-see" stance on monetary policy and await future market developments.

HISTORICAL YIELD CURVE (LIBOR)

                                                     1996               1997
                                                    ------             ------
                                        1 month      5.50               5.72
                                        3 months     5.56               5.81
                                        6 months     5.60               5.84
                                        9 months     5.69               5.91
                                       12 months     5.79               5.97

The Federal funds rate began the year at 5.25% and ended the year at 5.50%. The slope of the LIBOR yield curve steepened significantly over the course of the year. By the end of 1997, the spread between one- and 12-month LIBOR moved to plus 25 basis points.

Source: Goldman Sachs Fixed Income Database, reflecting London Interbank Offered Rate (LIBOR).

SUMMARY FOR FINANCIAL SQUARE FUNDS INSTITUTIONAL SHARES* AS OF 12/31/97

                       SEC      SEC
                      7-DAY    7-DAY   30-DAY  WEIGHTED AVG.
  FINANCIAL SQUARE   CURRENT EFFECTIVE AVERAGE   MATURITY
  FUNDS               YIELD    YIELD    YIELD     (DAYS)
  ----------------   ------- --------- ------- -------------
  Prime
   Obligations....    5.64%    5.80%    5.61%        44
  Money Market....    5.65     5.81     5.62         38
  Premium Money
   Market.........    5.69     5.85     5.62         35
  Treasury
   Obligations....    5.57     5.72     5.50         36
  Treasury
   Instruments....    5.10     5.23     5.12         39
  Government......    5.62     5.78     5.55         42
  Federal.........    5.54     5.69     5.50         35
  Tax-Free Money
   Market.........    3.88     3.95     3.58         47

*Financial Square Funds offer four separate classes of shares (Institutional, Preferred, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Preferred, Administration and Service shares offer financial institutions the opportunity to receive a fee for providing administrative support services. The Preferred shares pay 0.10%, Administration shares pay 0.25%, and the Service shares pay 0.50%. Performance reflects fee waivers and expense reimbursements. Had fees not been waived or expenses reimbursed performance would be reduced. Past performance is no guarantee of future results. Yields will vary. An investment in any one of the Financial Square Funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. More complete information, including management fees and expenses, is included in the funds' prospectus or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

STRATEGY
  Taxable. The funds began the fiscal period with a short laddered structure intended to be advantageous in the event of a steepening yield curve. In March, the Fed's decision to tighten led us to extend the funds' weighted average maturities. Despite a market rally over the next several months, we maintained these longer weighted average maturities due to a benign inflationary environment and a "wait-and-see" Fed. In the second
                                         ---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
half of the fiscal year, a period of Fed inactivity caused us to slightly extend the funds' durations to the upper end of the neutral range in seeking to capture incremental yield. We maintained this stance throughout November and December.
  Tax-Exempt. Early in the year, the tax-exempt money market funds assumed defensive weighted average maturities, as we anticipated higher short-term rates in the near future. As expected, this scenario played itself out in March when the Fed tightened, and was magnified in April when larger than expected tax payments caused the market to back up further. During the second half of the year, we began to extend the weighted average maturities of the funds as the likelihood of further Fed tightening faded.

DOMESTIC CREDIT TRENDS POSITIVE
  Domestic credit quality in 1997 continued its positive trend. It was the third consecutive year of extraordinary stock market growth and record mergers and acquisitions. It was the seventh straight year of growth for the U.S. economy, with high employment, low inflation and relatively stable, low interest rates. U.S. corporations and financial institutions reported strong earnings as a result of the strong economic environment as well as from previous cost-cutting and consolidation moves.
  The improvement in credit strength was broad-based, except in the consumer credit sector, which continued its downward trend. Consumer bankruptcy filings set another record high of 1.3 million cases in 1997. Credit card loan delinquencies, however, began to stabilize by the end of the year. These consumer credit problems had a negative impact on the financial sector, including serious problems in the sub-prime auto lending industry. The Credit Department's experienced team of financial institutions analysts closely monitored consumer credit quality trends.

THE CREDIT PICTURE ABROAD: ASIA IN TROUBLE, EMU ON COURSE
  The international credit environment in 1997 was dominated by the Asian financial crisis and the apparent resolution of European Monetary Union's (EMU) likely course. Thailand's forced currency devaluation in July set off a financial fire that found ample fuel in the region's highly leveraged economies. Even higher-rated securities were affected; for example, Hong Kong weathered various shocks flowing from Southeast Asia. At the time this report was written, there were no Asian-issued holdings in any of the Financial Square money market funds.
  In Europe, the second half of the year presented a more positive picture than the first part of the year. A "euroland" of 11 countries now appears on track, with almost every government producing better than expected fiscal results and unexpectedly strong economies. Yields and asset prices have begun to achieve a measure of convergence across the Continent, while the rating agencies have begun to clarify their (differing) approaches to creditworthiness under the euro. Just as important, political resistance to EMU has been effectively controlled despite stubbornly high unemployment. The combination of Europe's improving performance and the U.S.'s continuing robust health has helped to mute the broader contagion effects from Asia so far, though such effects may become more potent if Asia's trouble continues well into 1998.
  The year ahead will likely be more difficult for the domestic economy, with the uncertain outlook in Europe and Asia. The Goldman Sachs Credit Department, with its analysts based in London, Tokyo, Frankfurt and New York, as well as extensive technological assets and credit expertise, will continue to anticipate and monitor global developments and apply its conservative credit standards to the money market funds.

OUTLOOK AND STRATEGIES FOR 1998
  The pivotal factor in the U.S. economic outlook for 1998 is the tug of war between the trade drag from Asia and the strength of the domestic economy. Asia will most likely dominate the first half of the year while the tight U.S. labor market is likely to have an impact in the second half of the year.
                                         ---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (continued)

---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  This view is dependent upon the behavior of the U.S. stock market, which has boosted spending in both households and businesses in recent years. A decline in the stock market could hurt consumer spending and keep the Fed on hold throughout the year.
  Providing there are no new disturbances relative to the Asian markets or domestic financial asset prices, we anticipate that the Fed will hold off on making policy changes for some time to come. With no signs of inflation and the U.S. dollar ever stronger with respect to foreign markets, Chairman Greenspan and the Fed have good reason to "wait and see" how events unfold overseas before making any decisions that could prove destabilizing in the short term and whose long-term impact would be uncertain.
  With the Fed on hold for the near term, we expect to position the funds with neutral weighted average maturities. However, a steepening yield curve would give us the incentive to extend the weighted average maturities on all funds, as any Fed tightening in 1998 is likely to be modest.
  In closing, we thank you for your support and for making 1997 a year of record assets for the Financial Square money market funds. As in the past, we will continue to look for additional ways to improve our services, while seeking to provide you with competitive performance. We welcome your suggestions and questions, and look forward to another strong year in 1998.

Sincerely,

/s/ Kaysie Uniacke
Kaysie Uniacke
Portfolio Manager

February 2, 1998

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE PRIME OBLIGATIONS FUND
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--33.4%
BANK HOLDING COMPANIES
Bankers Trust Securities Corp.
$ 50,000,000              5.67%                       06/09/98                     $   48,747,875
Corestates Bank, N.A.
  30,000,000              5.93                        01/02/98                         30,000,000
BUSINESS CREDIT INSTITUTIONS
CIT Group Holdings, Inc.
 100,000,000              5.63                        04/29/98                         98,154,611
General Electric Capital Corp.
  50,000,000              5.60                        01/28/98                         49,790,000
  40,000,000              5.69                        02/12/98                         39,734,467
  50,000,000              5.69                        02/17/98                         49,628,569
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
  85,000,000              6.22(a)                     03/30/98                         85,000,000
HOME BUILDERS
First Data Corp.
  35,000,000              5.63                        06/16/98                         34,091,381
RECEIVABLE/ASSET FINANCINGS
Ciesco LP Series 4-2
  25,000,000              5.55                        01/23/98                         24,913,681
Dakota Certificates of Standard Credit Card Master Trust
  40,000,000              5.62                        01/15/98                         39,912,578
  25,000,000              5.62                        01/21/98                         24,921,944
Enterprise Funding Corp.
  44,917,000              5.64                        01/16/98                         44,811,445
  20,598,000              5.61                        01/21/98                         20,533,803
  50,000,000              5.72                        01/22/98                         49,832,583
  17,099,000              5.63                        01/30/98                         17,021,451
  35,610,000              5.71                        04/28/98                         34,949,167
  11,776,000              5.68                        05/28/98                         11,502,875
Receivables Capital Corp.
  50,000,000              5.60                        01/14/98                         49,898,889
  14,643,000              5.61                        01/15/98                         14,611,054
  44,047,000              5.69                        02/11/98                         43,761,563
WCP Funding Corp.
  25,000,000              5.60                        01/28/98                         24,895,000
  25,000,000              5.63                        02/10/98                         24,843,611
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bear Stearns Companies, Inc.
  50,000,000              5.62                        01/14/98                         49,898,528
  15,000,000              5.61                        01/28/98                         14,936,888
  20,000,000              5.62                        01/29/98                         19,912,578
  90,000,000              5.69                        02/17/98                         89,331,425
JP Morgan Securities, Inc.
  50,000,000              5.98(a)                     01/09/98                         50,000,000
Merrill Lynch & Co., Inc.
  45,000,000              5.94                        01/02/98                         44,998,290
  45,000,000              5.96                        01/02/98                         44,998,322
  45,000,000              5.97                        08/14/98                         45,000,000

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (CONTINUED)
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES (CONTINUED)
Morgan Stanley Dean Witter, Inc.
$ 70,000,000              5.69%                      02/23/98                        $69,413,614
  40,000,000              5.74                       03/11/98                         39,559,933
  80,000,000              5.64                       06/01/98                         78,107,467
Smith Barney Holdings, Inc.
  25,000,000              5.51                       01/06/98                         24,980,868
  50,000,000              5.70                       02/11/98                         49,675,417
------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                  $1,482,369,877
------------------------------------------------------------------------------------------------
BANK NOTES--9.0%
BankBoston, N.A.
$ 20,000,000              5.75%                      02/17/98                     $   20,000,000
  50,000,000              5.99                       08/13/98                         50,000,000
  25,000,000              5.97                       10/21/98                         25,000,000
Comerica Bank Detroit
  50,000,000              6.00                       03/27/98                         49,981,112
  35,000,000              6.18                       05/27/98                         34,992,657
FCC National Bank
  60,000,000              6.01                       07/06/98                         59,991,241
First National Bank of Boston, N.A.
  50,000,000              5.61                       01/06/98                         50,000,000
Huntington National Bank
  50,000,000              5.82                       11/13/98                         49,983,429
Morgan Guaranty Trust Co.
  60,000,000              6.02                       03/25/98                         59,987,237
------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                  $  399,935,676
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(A)--35.8%
American Express Centurion Bank
$ 25,000,000              5.97%                      01/08/98                     $   25,000,000
  25,000,000              5.95                       01/13/98                         25,000,000
  25,000,000              5.93                       01/20/98                         25,000,000
  32,000,000              5.94                       01/20/98                         32,000,000
Amsouth Bank of Alabama, N.A.
  50,000,000              5.92                       01/28/98                         49,992,064
Bank One Columbus, N.A.
  50,000,000              5.55                       01/06/98                         49,985,789
  50,000,000              5.57                       01/06/98                         49,989,068
Bank One Texas
  75,000,000              5.55                       01/06/98                         74,971,266
Comerica Bank Detroit
  65,000,000              5.90                       01/05/98                         64,995,785
  75,000,000              5.88                       01/15/98                         74,985,302
Commonwealth Life Insurance Co.(b)
  55,000,000              5.86                       09/04/98                         55,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE PRIME OBLIGATIONS FUND (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
Corestates Bank, N.A.
$ 25,000,000              5.93%                      01/02/98                     $   25,000,000
  45,000,000              5.96                       01/02/98                         45,000,000
  25,000,000              5.65                       01/05/98                         25,000,000
  50,000,000              5.66                       01/05/98                         50,000,000
  10,000,000              5.95                       06/05/98                         10,000,000
Corestates Capital Corp.
  25,000,000              5.93                       01/23/98                         25,000,000
Dakota Certificates of Standard Credit Card Master Trust
  40,000,000              5.69                       02/11/98                         39,740,789
  10,000,000              5.70                       02/19/98                          9,922,417
  33,000,000              5.73                       03/10/98                         32,642,830
FCC National Bank
  40,000,000              5.74                       01/02/98                         39,982,295
  90,000,000              6.16                       01/02/98                         89,984,959
First Bank FSB
  50,000,000              5.86                       01/21/98                         49,987,048
First Bank, N.A.
  65,000,000              5.86                       01/21/98                         64,987,398
  25,000,000              5.87                       01/21/98                         24,994,940
Ford Motor Credit Corp.
  30,000,000              6.30                       03/02/98                         30,056,644
Merrill Lynch & Co., Inc.
  30,000,000              5.95                       01/09/98                         29,997,734
  19,500,000              5.65                       08/03/98                         19,499,437
Nationsbank Corp.
  25,000,000              5.89                       01/02/98                         25,000,000
New York Life Insurance
  40,000,000              5.89                       03/03/98                         40,000,000
Pacific Mutual Life Insurance Co.
  50,000,000              5.66                       03/03/98                         50,000,000
PNC Bank, N.A.
  25,000,000              5.87                       01/02/98                         24,999,056
  75,000,000              6.13                       01/02/98                         74,972,661
Seattle Washington Tax Series 1994
  25,000,000              6.00                       01/01/98                         25,000,000
SMM Trust Series 1997-X
  35,000,000              6.00                       12/14/98                         35,000,000
Southtrust Bank of Alabama, N.A.
 115,000,000              5.91                       01/02/98                        114,988,979
  45,000,000              5.90                       09/08/98                         44,984,854
Texas State Vet Series 1996 A
  14,255,000              6.00                       01/01/98                         14,255,000
------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                                  $1,587,916,315
------------------------------------------------------------------------------------------------

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--6.6%
Bankers Trust Securities Corp.
$ 50,000,000             5.78%                    06/18/98                   $   50,000,000
  85,000,000             5.79                     06/18/98                       85,000,000
Crestar Bank
  25,000,000             5.70                     01/20/98                       25,000,130
First National Bank of Boston, N.A.
  30,000,000             5.81                     04/22/98                       30,000,209
Morgan Guaranty Trust Co.
  45,000,000             5.91                     03/19/98                       44,996,370
Regions Bank
  60,000,000             6.00                     03/18/98                       59,997,612
----------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                $  294,994,321
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--15.9%
Joint Repurchase Agreement Account(c)
$404,500,000             6.40%                    01/02/98                   $  404,500,000
Lehman Brothers, Inc., dated 12/31/97, repurchase price $300,100,833
 (total collateral value $306,003,497 consisting of FHLMC: 6.00%-10.00%,
 09/01/99-10/01/27; FNMA: 6.00%-9.50%, 03/01/99-12/01/27)
 300,000,000             6.05                     01/02/98                      300,000,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                  $  704,500,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $4,469,716,189(d)

--------------------------------------------------------------------------------
(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) Portion of this security is when-issued.
(c) Portion of this security is being segregated for a when-issued security.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE MONEY MARKET FUND
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--30.5%
BUSINESS CREDIT INSTITUTIONS
General Electric Capital Corp.
$ 30,000,000              5.69%                       02/12/98                     $   29,800,850
CHEMICAL COMPANY
Henkel Corp.
  10,000,000              5.60                        01/14/98                          9,979,778
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
  60,000,000              6.22(a)                     03/30/98                         60,000,000
CP Trust Certificates Series 1996-2
  50,000,000              6.24(a)                     12/28/98                         50,000,000
ELECTRIC COMPANIES
Mitsubishi & Co. USA, Inc.
  20,000,000              5.64                        01/23/98                         19,931,067
  25,000,000              5.65                        01/26/98                         24,901,910
FOREIGN BANKS
Banca CRT Financial Corp.
   2,000,000              5.65                        01/20/98                          1,994,036
  13,030,000              5.65                        01/23/98                         12,985,010
   5,500,000              5.65                        01/26/98                          5,478,420
  32,000,000              5.65                        01/27/98                         31,869,422
Bayerische Vereinsbank AG, New York(b)
 100,000,000              5.52                        07/02/98                         97,224,667
BCI Funding Corp.
  25,000,000              5.57                        01/14/98                         24,949,715
Cades
  50,000,000              5.63                        05/29/98                         48,842,722
  45,000,000              5.68                        06/10/98                         43,864,000
Credit Suisse First Boston, New York
  50,000,000              5.52                        01/08/98                         49,946,333
  50,000,000              5.70                        01/15/98                         49,889,167
Nordbanken North America
  70,000,000              5.52                        01/12/98                         69,881,933
Rose One Plus
  26,489,000              5.72                        02/10/98                         26,320,648
  50,000,000              5.72                        02/12/98                         49,666,333
  71,038,000              5.73                        02/27/98                         70,393,508
  20,000,000              5.75                        03/11/98                         19,779,583
Unifunding Inc.
  19,000,000              5.52                        01/05/98                         18,988,347
RECEIVABLE/ASSET FINANCINGS
Asset Securitization Corp.
  11,000,000              5.69                        02/24/98                         10,906,115
CC USA, Inc.
  36,000,000              5.60                        01/08/98                         35,960,800

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (CONTINUED)
RECEIVABLE/ASSET FINANCINGS (CONTINUED)
Delaware Funding
$ 60,000,000              5.69%                      02/20/98                     $   59,525,833
Enterprise Funding Corp.
  37,432,000              5.74                       01/13/98                         37,360,380
  28,191,000              5.73                       01/29/98                         28,065,362
Eureka Securities
  40,000,000              5.69                       02/04/98                         39,785,044
  40,000,000              5.69                       02/12/98                         39,734,467
Falcon Asset Securitization Corp.
  20,675,000              5.74                       01/16/98                         20,625,552
Windmill Funding Corp.
  25,000,000              5.65                       01/23/98                         24,913,681
  50,000,000              5.70                       02/05/98                         49,722,917
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bear Stearns Companies, Inc.
  35,000,000              5.62                       01/29/98                         34,847,011
  30,000,000              5.71                       02/17/98                         29,776,358
  25,000,000              5.75                       03/09/98                         24,732,465
  20,000,000              5.74                       03/12/98                         19,776,778
JP Morgan Securities, Inc.(a)
  50,000,000              5.98                       01/09/98                         50,000,000
Merrill Lynch & Co., Inc.
  35,000,000              5.96                       01/02/98                         34,998,695
  10,000,000              5.97                       08/14/98                         10,000,000
Morgan Stanley Dean Witter, Inc.
  70,000,000              5.69                       02/23/98                         69,413,614
Smith Barney Holdings, Inc.
  60,000,000              5.70                       02/11/98                         59,610,500
------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE
 OBLIGATIONS                                                                      $1,496,443,021
------------------------------------------------------------------------------------------------
BANK NOTES--1.7%
First National Bank of Boston, N.A.
$ 25,000,000              5.82%                      05/26/98                     $   25,000,000
  25,000,000              6.00                       08/17/98                         25,000,000
Huntington National Bank
   7,000,000              5.82                       11/13/98                          6,997,680
National Australia Bank, Ltd., New York
  26,000,000              5.85                       10/05/98                         25,993,684
------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                  $   82,991,364
------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - FOREIGN EURODOLLAR--6.1%
Abbey National Treasury Services
$ 25,000,000              5.86%                      11/12/98                     $   25,000,000
Bank of Tokyo, Mitsubishi Bank Ltd., New York
  65,000,000              5.80                       01/26/98                         64,998,737

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE MONEY MARKET FUND (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                     Amortized
   Amount                Rate                         Date                          Cost
---------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - FOREIGN EURODOLLAR (CONTINUED)
Norinchukin Bank, London
$ 30,000,000             6.27%                      01/20/98                   $   30,000,235
Royal Bank of Canada, New York
  50,000,000             5.81                       06/03/98                       50,000,000
Sanwa Bank Limited, London
  40,000,000             6.12                       01/14/98                       40,000,143
  75,000,000             5.79                       01/26/98                       75,000,513
Sumitomo Bank, London
  13,000,000             5.76                       01/16/98                       12,999,776
---------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - FOREIGN
 EURODOLLAR                                                                    $  297,999,404
---------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR--13.4%
Bank of Tokyo Mitsubishi, New York
$ 85,000,000             6.00%                      01/14/98                   $   85,000,000
Canadian Imperial Bank of Commerce, New York
  63,000,000             5.94                       03/17/98                       62,996,286
Credit Agric Indosuez, New York
  60,000,000             5.95                       08/13/98                       59,982,404
Landesbank Hessen Thuringen
  60,000,000             5.93                       06/30/98                       59,965,794
National Bank of Canada, New York
  50,000,000             6.03                       03/18/98                       49,997,910
Norinchukin Bank, New York
 100,000,000             5.73                       01/05/98                      100,000,109
Rabobank Nederland
  50,000,000             6.07                       03/26/98                       49,995,606
  45,000,000             6.05                       03/27/98                       44,988,000
Sanwa Bank Ltd., New York
  31,000,000             5.76                       01/22/98                       30,999,422
  36,000,000             5.76                       01/27/98                       35,999,488
Societe Generale, New York
  25,000,000             6.05                       03/24/98                       24,997,319
  25,000,000             5.91                       10/15/98                       24,988,723
  25,000,000             5.91                       10/20/98                       24,981,841
---------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - YANKEEDOLLAR                                   $  654,892,902
---------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL NOTES--0.6%
Florida Housing Finance Authority
$ 28,400,000             5.90%(a)                   01/07/98                   $   28,400,000
---------------------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL NOTES                                                  $   28,400,000
---------------------------------------------------------------------------------------------
TIME DEPOSIT--4.1%
Wachovia Bank, N.A.
$200,000,000             6.50%                      01/02/98                   $  200,000,000
---------------------------------------------------------------------------------------------
TOTAL TIME DEPOSIT                                                             $  200,000,000
---------------------------------------------------------------------------------------------

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(A)--39.3%
Abbey National
$150,000,000              5.86%                      01/15/98                     $  149,946,853
ABN/AMRO Bank, New York
  60,000,000              6.17                       01/02/98                         59,994,732
American Express Centurion Bank
  15,000,000              5.93                       01/20/98                         15,000,000
  15,000,000              5.95                       01/13/98                         15,000,000
  15,000,000              5.97                       01/08/98                         15,000,000
Ameritech Corp.
  17,000,000              5.83                       01/12/98                         17,004,985
Amsouth Bank of Alabama, N.A.
  50,000,000              5.91                       01/15/98                         49,993,001
Bank One Columbus, N.A.
  25,000,000              5.57                       01/06/98                         24,994,534
  50,000,000              5.55                       01/06/98                         49,985,789
Bayerische Landesbank
  15,000,000              5.84                       01/26/98                         14,994,374
Comerica Bank Detroit
  55,000,000              5.90                       01/05/98                         54,996,433
  90,000,000              5.88                       01/15/98                         89,982,362
  50,000,000              5.85                       01/20/98                         49,984,056
  12,000,000              5.80                       03/11/98                         11,994,765
Corestates Bank, N.A.
  15,000,000              5.96                       01/06/98                         15,000,000
  50,000,000              5.95                       01/29/98                         50,000,000
Dakota Certificates of Standard Credit Card Master Trust
  10,000,000              5.69                       03/10/98                          9,960,417
  50,000,000              5.73                       01/26/98                         49,458,833
Dauphin Deposit Bank & Trust
  15,000,000              5.66                       02/04/98                         14,996,569
  50,000,000              5.70                       01/14/98                         50,001,042
Den Danske Bank, New York
  50,000,000              5.91                       01/16/98                         49,997,210
  25,000,000              5.92                       01/26/98                         24,998,206
  35,000,000              5.92                       01/26/98                         34,998,372
FCC National Bank
 110,000,000              6.16                       01/02/98                        109,981,616
  40,000,000              5.74                       01/28/98                         39,982,295
First Bank FSB
  50,000,000              5.86                       01/21/98                         49,987,048
First Bank, N.A.
  25,000,000              5.87                       01/21/98                         24,994,940
  50,000,000              5.87                       01/21/98                         49,989,223
Fleet Financial Group
  10,000,000              5.91                       02/13/98                         10,001,798
General Electric Capital Corp.
  90,000,000              5.70                       02/02/98                         90,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
Merrill Lynch & Co., Inc.
$ 35,000,000             5.94%                    01/13/98                   $   34,998,670
Morgan Stanley Dean Witter(b)
  80,000,000             5.54                     04/15/98                       79,992,280
National Bank of Canada, New York
  20,000,000             6.04                     03/08/98                       20,002,565
Nationsbank Corp.
  25,000,000             5.89                     03/12/98                       25,000,000
  24,000,000             6.06                     03/24/98                       24,009,156
New York Life Insurance
  40,000,000             5.89                     03/03/98                       40,000,000
PNC Bank, N.A.
  25,000,000             6.13                     01/02/98                       24,990,887
Postipankki, Inc.
 100,000,000             5.73                     02/04/98                      100,000,000
SMM Trust Series 1997-X
  35,000,000             6.00                     01/12/98                       35,000,000
Societe Generale, New York
  40,000,000             6.19                     01/02/98                       39,997,340
Southtrust Bank of Alabama, N.A.
 150,000,000             5.90                     01/12/98                      149,967,235
Sunamerica Life Insururance Co.
  50,000,000             6.06                     01/02/98                       50,000,000
U.S. Bank, N.A.
  10,000,000             6.24                     03/10/98                       10,024,395
----------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                             $1,927,201,981
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--7.9%
Joint Repurchase Agreement Account(c)
$389,700,000             6.40%                    01/02/98                   $  389,700,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                  $  389,700,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $5,077,628,672(d)
----------------------------------------------------------------------------------------------

---------
---------
(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) When-issued securities.
(c) Portions of this security is being segragated for when-issued securities.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
FINANCIAL SQUARE PREMIUM MONEY MARKET FUND
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--41.7%
Associates Corp. of North America
$ 5,000,000               5.59%                        01/26/98                       $  4,980,590
Henkel Corp.
  6,000,000               5.60                         01/14/98                          5,987,867
BUSINESS CREDIT INSTITUTIONS
General Electric Capital Corp.
  3,000,000               5.51                         01/14/98                          2,994,031
  2,000,000               5.57                         01/22/98                          1,993,502
  2,000,000               5.69                         02/12/98                          1,986,723
FOREIGN BANKS
Cades
  5,000,000               5.63                         05/29/98                          4,884,272
Cariplo Finance
  5,000,000               5.65                         01/08/98                          4,994,507
Commonwealth Bank of Australia
  5,000,000               5.60                         06/18/98                          4,869,333
Credit Suisse First Boston, New York
  3,000,000               5.52                         01/08/98                          2,996,780
  3,000,000               5.70                         01/15/98                          2,993,350
RECEIVABLE/ASSET FINANCINGS
Asset Securitization Corp.
  4,000,000               5.69                         02/24/98                          3,965,860
Beta Finance
  7,000,000               5.63                         06/16/98                          6,818,276
CC USA, Inc.
  3,000,000               5.53                         01/08/98                          2,996,774
Ciesco LP
  2,000,000               5.55                         01/23/98                          1,993,217
Delaware Funding Corp.
  5,000,000               5.56                         01/16/98                          4,988,417
Enterprise Funding Corp.
  3,000,000               5.72                         01/22/98                          2,989,990
  2,029,000               5.57                         01/26/98                          2,021,152
IMI Funding Corp., U.S.A.
  5,000,000               5.57                         01/15/98                          4,989,169
International Securitization Corp.
  5,000,000               5.75                         01/29/98                          4,977,639
Sheffield Receivables Corp.
  3,000,000               5.61                         01/16/98                          2,992,988

 Principal              Interest                       Maturity                        Amortized
   Amount                 Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
 COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (CONTINUED)
 RECEIVABLE/ASSET FINANCINGS (CONTINUED)
 Siemens Capital Corp.
 $5,000,000               5.59%                        06/22/98                       $  4,866,461
 Swedish Export Credit Corp.
  5,000,000               5.59                         06/15/98                          4,871,896
 Windmill Funding
  5,000,000               5.65                         01/23/98                          4,982,736
--------------------------------------------------------------------------------------------------
 TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                     $ 92,135,530
--------------------------------------------------------------------------------------------------
 BANK NOTES--1.4%
 Wachovia Bank, N.A.
 $3,000,000               5.60%                        01/12/98                       $  3,000,000
--------------------------------------------------------------------------------------------------
 TOTAL BANK NOTES                                                                     $  3,000,000
--------------------------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT - FOREIGN EURODOLLAR--3.2%
 Norinchukin Bank, London
 $2,000,000               6.27%                        01/20/98                       $  2,000,016
 Royal Bank of Canada, New York
  5,000,000               5.81                         06/03/98                          5,000,000
--------------------------------------------------------------------------------------------------
 TOTAL CERTIFICATES OF DEPOSIT - FOREIGN EURODOLLAR                                   $  7,000,016
--------------------------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT - YANKEEDOLLAR--8.1%
 Bank of Tokyo, Mitsubishi Bank Ltd., New York
 $2,000,000               5.85%                        01/09/98                       $  2,000,014
  3,000,000               6.00                         01/14/98                          3,000,000
 Credit Agric Indosuez, New York
  1,000,000               5.95                         08/13/98                            999,707
 Landesbank Hessen Thuringen Gir
  3,000,000               5.94                         10/23/98                          2,998,610
 National Bank of Canada, New York
  5,875,000               5.71                         01/02/98                          5,875,001
 Norinchukin Bank, New York
  3,000,000               5.73                         01/05/98                          3,000,003
--------------------------------------------------------------------------------------------------
 TOTAL CERTIFICATES OF DEPOSIT - YANKEEDOLLAR                                         $ 17,873,335
--------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                      Amortized
  Amount                 Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(B)--9.0%
Comerica Bank Detroit
$ 3,000,000              5.80%                      03/11/98                     $  2,998,691
Corestates Bank, N.A.
  2,000,000              5.95                       01/05/98                        2,000,000
Merrill Lynch & Co., Inc.
  2,000,000              5.65                       01/05/98                        1,999,942
Morgan Stanley Dean Witter(a)
  5,000,000              5.54                       04/15/98                        4,999,518
SMM Trust Series 1997-X
  2,000,000              6.00                       01/01/98                        2,000,000
Societe Generale, New York
  3,000,000              6.16                       01/02/98                        2,998,681
Southtrust Bank of Alabama, N.A.
  3,000,000              5.90                       01/08/98                        2,998,990
------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                                 $ 19,995,822
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--39.3%
BZW Securities, dated 12/31/97, repurchase price $5,001,840 (SLMA:
 $5,100,923, 05/21/98)
$ 5,000,000              6.63%                      01/02/98                     $  5,000,000
Deutsche Morgan Grenfell, Inc., dated 12/31/97, repurchase price
 $5,001,889 (total collateral value $5,100,127 consisting of U.S.
 Treasury Bill: 06/11/98; U.S. Treasury Bonds: 11.63%-11.88%, 11/15/02-
 11/15/03; U.S. Treasury Notes: 5.75%-7.88%, 01/15/98-08/15/03)
  5,000,000              6.80                       01/02/98                        5,000,000
Joint Repurchase Agreement Account(c)
 66,900,000              6.40                       01/02/98                       66,900,000
Lehman Government Securities, dated 12/31/97, repurchase price
 $5,001,836 (total collateral value: $5,100,035, consisting of FNMA:
 7.00%-8.50%, 09/01/07-01/01/26)
  5,000,000              6.70                       01/02/98                        5,000,000
UBS Securities, Inc., dated 12/31/97, repurchase price $5,001,795
 (U.S. Treasury Note: $5,162,500, 8.13%, 02/15/98)
  5,000,000              6.55                       01/02/98                        5,000,000
------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                      $ 86,900,000
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $226,904,703(d)
------------------------------------------------------------------------------------------------

---------
---------
(a) When-issued security.
(b) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(c) A portion of this security is being segregated for when-issued securities.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TREASURY OBLIGATIONS FUND
December 31, 1997
---------------------------------------  ---------------------------------------

  Principal              Interest                   Maturity                     Amortized
    Amount                 Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--15.2%
United States Treasury Notes
$   70,000,000             6.13%                    03/31/98                   $   70,041,209
   127,000,000             7.88                     04/15/98                      127,677,326
   110,000,000             6.25                     07/31/98                      110,335,012
    50,000,000             5.88                     08/15/98                       50,042,411
    50,000,000             5.88                     10/31/98                       50,069,089
    25,000,000             5.88                     10/31/98                       25,025,215
    50,000,000             5.75                     12/31/98                       50,010,854
    50,000,000             5.88                     01/31/99                       50,101,307
---------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                $  533,302,423
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--85.0%
Bear Stearns Companies, Inc., dated 12/31/97, repurchase price
 $165,057,292 (Total collateral value $168,277,838 consisting of U.S.
 Treasury Bills: 04/02/98; U.S. Treasury Note: 5.75%, 11/15/00)
$  165,000,000             6.25%                    01/02/98                   $  165,000,000
BZW Securities dated 12/31/97, repurchase price $165,060,729 (total collateral value $168,300,287 consisting of U.S. Treasury stripped securities: 02/15/98-11/15/04; U.S. Treasury Notes: 5.13%-8.00%,
 11/30/98-08/31/02; U.S. Treasury Bond: 13.75%, 08/15/04)
   165,000,000             6.63                     01/02/98                      165,000,000
CIBC Oppenheimer, Inc., dated 12/31/97, repurchase price $165,059,583
 (U.S. Treasury Notes: $168,304,860, 5.50%-6.38%, 02/28/99-08/15/00)
   165,000,000             6.50                     01/02/98                      165,000,000
C.S. First Boston Corp., dated 12/11/97, repurchase price $152,095,208
 (U.S. Stripped Securities: $153,054,748. 02/15/98-11/15/04)
   150,000,000             5.65                     03/10/98                      150,000,000
Deutsche Morgan Grenfell, Inc., dated 12/31/97, repurchase price
 $165,062,333 (Total collateral value $168,300,705 consisting of U.S.
 Treasury Stripped Securities: 08/15/99-08/15/02; U.S. Treasury Notes:
 5.63%-7.50%, 11/30/98-11/15/05)
   165,000,000             6.80                     01/02/98                      165,000,000
Goldman, Sachs & Co., dated 12/31/97, repurchase price $165,059,583 (U.S.
 Treasury Note: $168,300,521, 5.75%, 09/30/99)
   165,000,000             6.50                     01/02/98                      165,000,000
Joint Repurchase Agreement Account
 1,024,200,000             6.40                     01/02/98                    1,024,200,000
JP Morgan Securities, Inc., dated 12/31/97, repurchase price $165,057,292
 (U.S. Treasury Notes: $168,302,651, 6.25%-6.50%, 08/31/01-02/28/02)
   165,000,000             6.25                     01/02/98                      165,000,000

  Principal             Interest                 Maturity                   Amortized
    Amount                Rate                     Date                        Cost
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Lehman Government Securities, Inc., dated 12/31/97, repurchase price
 $165,059,125 (U.S. Treasury Note: $168,289,206, 5.63%, 11/30/99)
$  165,000,000            6.45%                  01/02/98                 $  165,000,000
Merrill Lynch Government Securities, Inc., dated 12/31/97, repurchase price $165,059,583 (Total collateral value $168,300,113 consisting of
 U.S. Treasury Bills: 01/02/98-12/10/98; U.S. Treasury Bond: 3.50%,
 11/15/98; U.S. Treasury Notes: 6.38%-7.75%, 01/15/00-01/31/00; U.S.
 Treasury Stripped Securities: 5.75%-9.25%. 05/15/98-11/30/99)
   165,000,000            6.50                   01/02/98                    165,000,000
Morgan Stanley & Co., dated 12/31/97, repurchase price $165,057,292
 (U.S. Treasury Notes: $168,302,832, 5.63%-7.88%, 11/30/98-08/15/01)
   165,000,000            6.25                   01/02/98                    165,000,000
Nomura Securities International, Inc., dated 12/31/97, repurchase price
 $165,066,458 (U.S. Treasury Notes: $168,305,269, 6.12%-7.75%,
 12/21/99-12/31/01)
   165,000,000            7.25                   01/02/98                    165,000,000
UBS Securities, Inc., dated 12/31/97, repurchase price $165,060,042
 (U.S. Treasury Notes: $170,525,247, 7.125%-7.5%, 11/15/01-10/15/98)
   165,000,000            6.55                   01/02/98                    165,000,000
-------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                               $2,989,200,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                         $3,522,502,423(a)
-------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflects the value of the investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--99.3%
United States Treasury Bills
$ 65,000,000              4.70%                      01/22/98                     $ 64,821,792
  50,000,000              4.75                       01/22/98                       49,861,458
   2,500,000              5.00                       01/22/98                        2,492,716
  23,600,000              5.10                       01/22/98                       23,529,790
   4,600,000              5.15                       01/22/98                        4,586,181
   3,400,000              5.17                       01/22/98                        3,389,746
   8,600,000              5.20                       01/22/98                        8,573,914
  65,000,000              5.12                       02/05/98                       64,676,760
  20,000,000              4.95                       02/12/98                       19,884,500
  13,400,000              5.12                       02/12/98                       13,319,957
United States Treasury Notes
  16,600,000              7.88                       01/15/98                       16,618,156
   8,000,000              5.00                       01/31/98                        7,996,000
  96,800,000              5.63                       01/31/98                       96,793,075
  35,000,000              7.25                       02/15/98                       35,069,845
  10,000,000              5.13                       02/28/98                        9,990,057
  50,000,000              7.88                       04/15/98                       50,328,250
  25,000,000              5.13                       04/30/98                       24,969,979
  20,000,000              6.00                       05/31/98                       20,033,373
-------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                   $516,935,549
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $516,935,549(a)
-------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE GOVERNMENT FUND
December 31, 1997
---------------------------------------  ---------------------------------------

   Principal                Interest                 Maturity               Amortized
     Amount                   Rate                     Date                    Cost
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--40.9%
Federal Farm Credit Bank
$      25,000,000                5.45%                  03/03/98           $ 24,975,385
       75,000,000                5.80(a)                04/14/98             74,981,276
       50,000,000                5.70                   12/01/98             49,951,782
       35,970,000(b)             5.65                   01/04/99             35,917,844
Federal Home Loan Bank
       41,000,000                5.83(a)                03/06/98             40,994,655
       59,000,000                5.79(a)                03/18/98             58,991,023
      100,000,000                5.82(a)                04/14/98             99,980,582
       10,000,000                5.72                   06/23/98              9,997,563
       65,000,000                5.75                   07/02/98             64,973,616
       40,000,000                5.71                   10/01/98             39,990,824
Federal Home Loan Mortgage Corp.
       20,000,000                5.72                   03/17/98             19,994,674
Federal National Mortgage Association
       40,000,000                5.59(a)                01/15/98             39,999,080
       34,000,000                5.63                   03/13/98             33,622,477
       20,000,000                5.71                   03/18/98             19,994,586
       70,000,000                5.79                   03/25/98             69,996,253
       40,000,000                6.02                   04/15/98             39,988,033
       14,505,000                6.08                   05/06/98             14,520,047
       30,000,000                5.89                   05/21/98             29,990,509
      100,000,000                5.79(a)                07/15/98             99,966,209
       50,000,000                5.75(a)                09/15/98             49,968,842
Student Loan Marketing Association
       49,000,000                5.79                   09/16/98             48,992,550
---------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                   $967,787,810
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--60.7%
CIBC Oppenheimer, Inc., dated 12/31/97, repurchase price $100,036,111
 (U.S. Treasury Notes: $102,002,643, 5.13%-6.00%, 04/30/98-12/31/99)
$     100,000,000                6.50%                  01/02/98           $100,000,000
Deutsche Morgan Grenfell, Inc., dated 12/31/97, repurchase price
 $100,037,778 (total collateral value $102,000,788 consisting of
 FHLMC: 5.50%-8.50%, 01/15/98-12/01/07; FHLB: 01/16/98; FNMA: 5.50%-
 9.50%, 12/01/99-12/01/07; U.S. Treasury bill: 03/05/98; U.S. Treasury
 Bond: 8.25%, 05/15/05; U.S. Treasury Notes: 5.63%-7.13%, 02/28/99-
 10/31/99; U.S. Treasury stripped securities; 02/15/00-08/15/04; U.S.
 Treasury Inflation Indexed Note: 3.38%, 01/15/07)
      100,000,000                6.80                   01/02/98            100,000,000
Goldman, Sachs & Co., dated 12/10/97, repurchase price $202,818,333
 (FNMA: $204,000,000, 6.00%-9.00%, 03/01/99-12/01/07)
      200,000,000                5.70                   03/09/98            200,000,000

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Joint Repurchase Agreement Account(c)
$336,400,000              6.40%                      01/02/98                     $  336,400,000
JP Morgan Securities, Inc., dated 12/31/97, repurchase price $100,036,667
 (FNMA: $102,002,181, 6.00%-9.05%, 08/19/99-07/15/02)
 100,000,000              6.60                       01/02/98                        100,000,000
Lehman Government Securities, Inc., dated 12/31/97, repurchase price
 $100,036,667 (Total Collateral value $102,001,527 consisting of FHLMC:
 6.50%-10.00%, 03/01/01-09/01/26; FNMA: 6.50%-11.50%, 02/01/04-07/01/26)
 100,000,000              6.60                       01/02/98                        100,000,000
Merrill Lynch Government Securities, Inc., dated 12/31/97, repurchase price
 $100,036,667 (Total Collateral value $102,001,527 consisting of FFCB:
 5.50%-14.05%, 01/02/98-06/02/03; FNMA: 5.10%-8.25%, 05/13/98-11/12/02;
 FHLMC: 5.00%-8.14%, 12/15/98-04/20/05; FHLB: 06/20/07)
 100,000,000              6.60                       01/02/98                        100,000,000
Morgan Stanley Group, Inc., dated 10/28/97, repurchase price $202,800,000
 (FHLMC: $204,238,009, 5.50%-9.50%, 10/01/98-12/01/27)
 200,000,000              5.60                       01/26/98                        200,000,000
Nomura Securities International, Inc., dated 12/31/97, repurchase price
 $100,038,333 (FFCB: $102,001,213, 5.50%-5.65%, 01/02/98-02/02/98)
 100,000,000              6.90                       01/02/98                        100,000,000
UBS Securities, Inc., dated 12/31/97, repurchase price $100,036,389
 (U.S. Treasury Note $102,001,048, 8.50%, 02/15/00)
 100,000,000              6.55                       01/02/98                        100,000,000

--------------------------------
TOTAL
 REPURCHASE
 AGREEMENTS    $1,436,400,000
--------------------------------
TOTAL
 INVESTMENTS   $2,404,187,810(d)
--------------------------------

(a) Variable rate security-base index is either Federal Funds, Prime lending rate, or one month LIBOR.
(b) When-issued security.
(c) Portion of this security is being segregated for when-issued securities.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE FEDERAL FUND
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal                Interest                     Maturity                      Amortized
   Amount                   Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--102.6%
Federal Farm Credit Bank
$ 20,000,000              5.48%                        01/05/98                     $ 19,987,822
  90,000,000              5.72                         01/06/98                       89,928,500
  29,000,000              5.50                         01/06/98                       28,977,847
  15,000,000              5.45                         01/07/98                       14,986,375
  15,000,000              5.60                         01/07/98                       14,986,000
  25,000,000              5.49                         01/09/98                       24,969,500
  21,700,000              5.47                         01/15/98                       21,653,839
  25,000,000              5.65                         01/15/98                       24,945,071
  20,000,000              5.58                         01/28/98                       19,916,300
  50,000,000(a)           5.53(b)                      01/30/98                       49,985,210
  15,000,000              5.57                         02/02/98                       14,925,733
   9,000,000              5.60                         02/02/98                        8,955,200
  12,300,000              5.65                         02/02/98                       12,238,227
  45,000,000              5.60                         02/04/98                       44,762,000
  23,000,000              5.62                         02/05/98                       22,874,331
  20,000,000              5.60                         02/05/98                       19,891,111
   5,000,000              5.60                         02/11/98                        4,968,111
   5,000,000              5.57                         02/12/98                        4,967,505
  50,000,000(c)           5.65                         02/12/98                       50,000,000
   3,000,000              5.57                         02/18/98                        2,977,720
  10,000,000              5.45                         03/03/98                        9,990,170
  75,000,000              5.80(b)                      04/14/98                       74,981,276
  15,000,000              5.49                         06/15/98                       14,622,563
 125,000,000              5.74(b)                      09/02/98                      124,929,808
  10,000,000              5.75                         09/11/98                        9,993,762
  15,000,000              5.70                         12/01/98                       14,985,535
Federal Home Loan Bank
  23,900,000              4.82                         01/02/98                       23,896,800
 190,000,000              4.90                         01/02/98                      189,974,139
  25,000,000              5.10                         01/02/98                       24,996,458
   5,000,000              5.36                         01/02/98                        4,999,256
 108,100,000              5.68                         01/05/98                      108,031,777
  15,075,000              5.39                         01/09/98                       15,056,944
   5,100,000              5.47                         01/09/98                        5,093,801
  21,309,000              5.75                         01/14/98                       21,264,754
   8,000,000              5.74                         01/15/98                        7,982,142
  29,500,000              5.75                         01/21/98                       29,405,764
  27,000,000              5.46                         02/04/98                       26,860,770
  30,000,000              5.48                         02/11/98                       29,812,767
  25,000,000              5.65                         02/11/98                       24,839,132
  15,000,000              5.49                         02/13/98                       14,901,727
  35,000,000              5.65                         02/13/98                       34,763,799
  25,000,000              5.51                         02/18/98                       24,816,333
  20,000,000              5.65                         02/18/98                       19,849,333
  25,000,000              5.57                         03/04/98                       24,760,181

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
Federal Home Loan Bank (continued)
$ 10,000,000           5.61%                      03/04/98                   $    9,903,383
  25,000,000           5.83(b)                    03/06/98                       24,996,741
   2,500,000           5.37                       04/01/98                        2,466,438
  43,430,000           5.37                       04/01/98                       42,846,952
  23,950,000           5.51                       04/01/98                       23,620,089
  50,000,000           5.52                       04/01/98                       49,310,000
   1,100,000           5.37                       04/03/98                        1,084,904
  25,000,000           5.82(b)                    04/14/98                       24,994,799
  20,000,000           5.59                       04/22/98                       19,655,283
  26,900,000           5.47                       05/15/98                       26,352,301
  65,000,000           5.75(b)                    07/02/98                       64,971,614
  50,000,000           5.77(b)                    07/07/98                       49,975,070
  25,000,000           5.74(b)                    09/17/98                       24,986,044
  45,000,000           5.75(b)                    10/02/98                       44,973,681
  20,000,000           5.70                       10/23/98                       19,985,290
Student Loan Marketing Association
  50,000,000           5.10                       01/02/98                       49,992,917
  35,000,000           5.47                       01/27/98                       34,861,731
  15,000,000           5.48                       01/27/98                       14,940,633
   5,430,000           5.54                       02/25/98                        5,428,550
  30,050,000           5.79                       09/16/98                       30,066,907
Tennessee Valley Authority
  46,420,000           5.46                       01/12/98                       46,342,556
  12,100,000           5.64                       01/16/98                       12,071,565
  40,000,000           5.47                       02/10/98                       39,756,889
  25,000,000           5.51                       02/20/98                       24,808,681
  25,000,000           5.57                       02/24/98                       24,791,125
  50,000,000           5.57                       03/09/98                       49,481,681
  35,000,000           5.57                       03/11/98                       34,626,346
  25,000,000           5.58                       03/13/98                       24,724,875
  30,000,000           5.57                       03/20/98                       29,637,950
----------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                     $2,229,360,388
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $2,229,360,388(d)
----------------------------------------------------------------------------------------------

(a) This security is being segregated for when-issued security.
(b) Variable rate security-base index is either Federal Funds, Prime lending rate, or one month LIBOR.
(c) When-issued security.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
ALABAMA--3.1%
Columbia IDB PCRB for Alabama Power Co. Series 1996 A
 (A-1/VMIG1)
$ 1,200,000              4.80%                      01/02/98                     $    1,200,000
Columbia IDB PCRB for Alabama Power Company Series 1995 B
 (A-1/VMIG1)
  3,300,000              4.80                       01/02/98                          3,300,000
Eutaw City IDB PCRB for Mississippi Power Co. Greene County Plant Project
 Series 1992 (A-1/VMIG1)
  6,550,000              4.25                       01/07/98                          6,550,000
Gadsden City IDB PCRB for Alabama Power Co. Series 1994
 (A-1/VMIG1)
  3,950,000              4.80                       01/02/98                          3,950,000
Homewood City Educational Building Authority RB for Samford University
 Series 1996 (Bank of Nova Scotia LOC) (A-1/VMIG1)
  1,200,000              4.80                       01/02/98                          1,200,000
Jefferson County MF Hsg. RB for Hickory Knolls Project Series 1994
 (Amsouth Bank LOC) (P-1)
  3,910,000              4.25                       01/07/98                          3,910,000
Mobile IDA PCRB for Alabama Power Series 1993A (A-1/VMIG1)
  3,000,000              4.10                       01/07/98                          3,000,000
Mobile IDA PCRB for Alabama Power Series 1994 (A-1/VMIG1)
  3,700,000              4.80                       01/02/98                          3,700,000
Montgomery Special Care RB Series 1994 A (Amsouth Bank LOC) (VMIG1)
  8,000,000              4.20                       01/07/98                          8,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   34,810,000
-----------------------------------------------------------------------------------------------
ALASKA--1.0%
Valdez Marine Terminal RB for Exxon Corporation Series 1993 C (A-1+)
$11,200,000              5.00%                      01/02/98                     $   11,200,000
-----------------------------------------------------------------------------------------------
ARKANSAS--0.4%
Crossett City PCRB for Georgia Pacific Corp. Series 1991 VRDN (Suntrust
 Bank LOC) (AA3)
$ 4,500,000              4.20%                      01/07/98                     $    4,500,000
-----------------------------------------------------------------------------------------------
CALIFORNIA--1.7%
California School Cash Reserves Program Authority Pool Bonds Series 1997 A
 (AMBAC) (SP-1+/MIG1)
$ 4,000,000              4.75%                      07/02/98                     $    4,016,979
California State RANS Series 1997 (SP-1+/MIG1)
  9,500,000              4.50                       06/30/98                          9,534,384
Los Angeles County TRANS Series 1997-98 A (SP-1+/MIG1)
  6,000,000              4.50                       06/30/98                          6,017,370
-----------------------------------------------------------------------------------------------
                                                                                 $   19,568,733
-----------------------------------------------------------------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
COLORADO--2.2%
Colorado Health Facilities Authority Series 92 C (A-1+/VMIG1)
$15,200,000              4.15%                      01/07/98                     $   15,200,000
Denver Airport System Subordinate RB Series 1997 B (Westdeutsche
 Landesbank Girozentrale) (A-1+/VMIG1)
  7,000,000              4.10                       01/07/98                          7,000,000
Moffat County PCRB for Pacificorp Series 1994 (AMBAC) (A-1/VMIG1)
  3,000,000              5.10                       01/02/98                          3,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   25,200,000
-----------------------------------------------------------------------------------------------
CONNECTICUT--1.8%
State of Connecticut 2nd Lien Special TRANS VRDN Series 1 (Commerzbank
 Bank LOC) (A-1+/VMIG1)
$20,700,000              3.65%                      01/07/98                     $   20,700,000
-----------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.3%
District of Columbia VRDN ACES for Georgetown University Series 1988 B
 (Bayerische Landesbank Girozentrale) (A-1+/VMIG1)
$   600,000              3.80%                      01/07/98                     $      600,000
District of Columbia VRDN ACES for Georgetown University Series 1988 C
 (Bayerische Landesbank Girozentrale) (A-1+/VMIG1)
  2,500,000              3.80                       01/07/98                          2,500,000
-----------------------------------------------------------------------------------------------
                                                                                 $    3,100,000
-----------------------------------------------------------------------------------------------
FLORIDA--2.4%
Florida Local Government Pooled CP Notes Series A (First Union National
 Bank of Florida LOC) (A-1/P-1)
$10,625,000              3.85%                      01/14/98                     $   10,625,000
  5,500,000              3.75                       03/11/98                          5,500,000
Putnam County Development Authority Floating/Fixed Rate PCRB for Seminole
 Electric Cooperative Series 1984 H (CFC) (A-1+/P-1)
  7,845,000              3.85                       01/07/98                          7,845,000
Putnam County Development Authority Floating/Fixed Rate PCRB for Seminole
 Electric Cooperative Series 1984 S (CFC) (A-1+/P-1)
  2,715,000              3.85                       01/07/98                          2,715,000
-----------------------------------------------------------------------------------------------
                                                                                 $   26,685,000
-----------------------------------------------------------------------------------------------
GEORGIA--12.9%
Bartow County IDA PCRB for Georgia Power Co. First Series 1997 (VMIG1)
$ 9,000,000              4.80%                      01/02/98                     $    9,000,000
Burke County IDA PCRB for Georgia Power Co. Fifth Series 1995 (VMIG1)
 13,370,000              5.05                       01/02/98                         13,370,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
GEORGIA (CONTINUED)
Burke County IDA PCRB for Georgia Power Co. Second Series 1995 (A-1/VMIG1)
$ 3,700,000              4.80%                      01/02/98                     $    3,700,000
Burke County IDA PCRB for Georgia Power Co. Eighth Series 1994 (A-1/VMIG1)
  1,600,000              5.05                       01/02/98                          1,600,000
Burke County IDA PCRB for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
  7,700,000              5.05                       01/02/98                          7,700,000
Burke County IDA PCRB for Oglethorpe Power Series 1994 A (FGIC) (A-1+)
 13,900,000              4.15                       01/07/98                         13,900,000
De Kalb County Hospital RB Series 1993B (Suntrust) (VMIG1)
  2,230,000              4.20                       01/07/98                          2,230,000
Effingham County IDA PCRB for Savannah Electric And Power Co. Series 1997
 (A-1/VMIG1)
  3,000,000              5.05                       01/02/98                          3,000,000
Floyd County PCRB for Georgia Power Co. First Series 1996 (A-1/VMIG1)
  4,000,000              5.05                       01/02/98                          4,000,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project Series B
 (C.S. First Boston/Morgan Guaranty/Bayerische Landesbank
 Girozentrale/Wachovia Bank ABN/AMRO) (A-1+)
 19,000,000              3.65                       01/07/98                         19,000,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project Series B
 (C.S. First Boston/Morgan Guaranty/Bayerische Landesbank Girozentrale)
 (A-1+/VMIG1)
 29,500,000              3.65                       01/07/98                         29,500,000
Municipal Electric Authority of Georgia Subordinated General Resolution
 Bonds Series 1985 B (C.S. First Boston/Morgan Guaranty/Bayerische
 Landesbank Girozentrale LOC)
 (A-1+/VMIG1)
  7,200,000              3.65                       01/07/98                          7,200,000
Municipal Electric Authority of Georgia Project One Subordinated Bonds
 Series 1994 E (ABN/AMRO Bank) (A-1+/VMIG1)
 14,095,000              3.85                       01/07/98                         14,095,000
Municipal Electric Authority of Georgia Project One Subordinated Bonds
 Series 1985 B (C.S. First Boston/Morgan Guaranty/Bayerische Landesbank
 Girozentrale LOC) (A-1+/VMIG1)
  6,000,000              3.80                       05/14/98                          6,000,000
Municipal Electric Authority of Georgia Project One Subordinated Bonds
 Series 1994 D (A-1+/VMIG1)
  4,000,000              3.70                       01/07/98                          4,000,000
Municipal Electric Authority of Georgia Subordinated General Resolution
 Bonds Series 1985 C (C.S. First Boston/Morgan Guaranty/Bayerische
 Landesbank Girozentrale LOC) (A-1+/VMIG1)
  6,400,000              3.70                       01/07/98                          6,400,000
-----------------------------------------------------------------------------------------------
                                                                                 $  144,695,000
-----------------------------------------------------------------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
IDAHO--1.2%
Idaho Health Facilities RB for Holy Cross Health Systems Series 1995
 (A-1/VMIG1)
$13,000,000              4.15%                      01/07/98                     $   13,000,000
-----------------------------------------------------------------------------------------------
ILLINOIS--7.7%
Chicago GO Tender Notes Series 1997 (SP-1+/MIG1)
$17,000,000              3.65%                      02/05/98                     $   16,998,432
Illinois Health Facilities Authority VRDN for Central Dupage Hospital
 Series 1990 (Rabobank Nederland LOC ) (VMIG1)
  6,200,000              5.10                       01/02/98                          6,200,000
Illinois Health Facilities Authority VRDN for Northwest Community Hospital
 Series 1997 (A-1+/VMIG1)
  8,400,000              4.15                       01/07/98                          8,400,000
Illinois Health Facilities Authority VRDN for Resurrection Healthcare
 Series 1993 (VMIG1)
 18,800,000              5.05                       01/02/98                         18,800,000
Illinois Health Facilities Authority VRDN Revolving Fund Pooled Finance
 Program Series 1985 C (First National Bank of Chicago LOC) (A-1+/VMIG1)
  4,000,000              3.80                       01/07/98                          4,000,000
Illinois Health Facilities Authority VRDN Revolving Fund Pooled Finance
 Program Series 1985 D (First National Bank of Chicago LOC) (A-1+/VMIG1)
 21,000,000              3.80                       01/07/98                         21,000,000
Sauget Village PCRB VRDN for Monsanto Series 1992 (P-1)
  1,000,000              3.80                       01/07/98                          1,000,000
Sauget Village PCRB VRDN for Monsanto Series 1993 (P-1)
  1,900,000              3.80                       01/07/98                          1,900,000
Societe Generale Municipal Securities Trust Receipts RB for Chicago Midway
 Airport Series 1996 A (MBIA) (A-1+C)
  7,540,000              4.25                       01/07/98                          7,540,000
-----------------------------------------------------------------------------------------------
                                                                                 $   85,838,432
-----------------------------------------------------------------------------------------------
INDIANA--5.6%
Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital Series
 1985 B (Bank of America LOC) (VMIG1)
$ 1,600,000              3.65%                      01/07/98                     $    1,600,000
Indiana Health Facility Authority Variable Rate Hospital RB for Daughters
 of Charity National Health System
 Series 1997 E (A-1+/VMIG1)
 14,000,000              3.65                       01/07/98                         14,000,000
Jasper County PCRB for Nipsco Series 1994 A (A-1/VMIG1)
  8,500,000              5.10                       01/02/98                          8,500,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
INDIANA (CONTINUED)
Jasper County PCRB Nipsco Series 1994 C (A-1/VMIG1)
$21,500,000              5.10%                      01/02/98                     $   21,500,000
Princeton City PCRB for PSI Energy Inc. Project Series 1996 (Canadian
 Imperial Bank of Commerce) (A-1+/VMIG1)
  9,500,000              5.10                       01/02/98                          9,500,000
Warrick County PCRB for Aluminum Company of America Series 1992 (A-1)
  7,475,000              4.25                       01/07/98                          7,475,000
-----------------------------------------------------------------------------------------------
                                                                                 $   62,575,000
-----------------------------------------------------------------------------------------------
IOWA--2.2%
Chillicothe City PCRB for Midwest Power Systems Series 1993 A (A-1/VMIG1)
$ 2,400,000              3.85%                      01/07/98                     $    2,400,000
Louisa County PCRB for Iowa-Illinois Gas & Electric Co./Midamerican Energy
 Co. Series 1986 A (A-1)
  2,700,000              4.00                       01/07/98                          2,700,000
Louisa County PCRB for Midwest Power Systems Inc. Series 1994 (A-1/VMIG1)
 20,000,000              4.00                       01/07/98                         20,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   25,100,000
-----------------------------------------------------------------------------------------------
KENTUCKY--4.7%
Calvert PCRB for Air Products and Chemicals, Inc. Project Series 1993 A
 (A-1)
$ 3,000,000              4.20%                      01/07/98                     $    3,000,000
Kentucky Turnpike Authority Refunding RB Trust Receipts Series 1987 A
 (Financial Security Assurance Inc.) (A-1+/VMIG1)
 23,000,000              3.90                       01/07/98                         23,000,000
Mason County Variable/Fixed Rate PCRB for East Kentucky Power Series 1984
 B (CFC) (A-1+/P-1)
 23,800,000              3.85                       01/07/98                         23,800,000
Trimble County PCRB for Louisville Gas and Electric Company Series 1996 A
 (A-1+/VMIG1)
  2,500,000              3.80                       05/12/98                          2,500,000
-----------------------------------------------------------------------------------------------
                                                                                 $   52,300,000
-----------------------------------------------------------------------------------------------
MASSACHUSETTS--1.1%
Massachusetts Bay Transportation Authority VRDN Series 1984 A (A-1+/VMIG1)
$ 2,800,000              3.75%                      03/01/98                     $    2,800,000
Massachusetts Health & Education Authority COPS for Harvard University
 Eagle Tax-Exempt Trust Series 972104, Class A (A-1+C)
 10,000,000              4.27                       01/07/98                         10,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   12,800,000
-----------------------------------------------------------------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
MICHIGAN--1.1%
Michigan Job Development Authority PCRB for Autoalliance International,
 Inc. Series 1985 (Sumitomo Bank LOC) (VMIG1)
$ 1,400,000              4.65%                      01/07/98                     $    1,400,000
Monroe County Economic Development Corp. Ltd. RB Series 1992 CC (Barclays
 Bank LOC) (P1)
  6,600,000              5.05                       01/02/98                          6,600,000
State of Michigan GO Notes (SP-1+/MIG1)
  4,000,000              4.50                       09/30/98                          4,021,798
-----------------------------------------------------------------------------------------------
                                                                                 $   12,021,798
-----------------------------------------------------------------------------------------------
MINNESOTA--0.4%
Port Authority of St. Paul VRDN for Weyerhaeuser Project Series 1993 (A/A-
 1)
$ 4,000,000              4.20%                      01/07/98                     $    4,000,000
-----------------------------------------------------------------------------------------------
MISSISSIPPI--1.9%
Grenada County Refunding RB for Georgia Pacific Corp. Series 1994
 (Sumitomo Bank LOC) (A1)
$ 1,000,000              4.50%                      01/07/98                     $    1,000,000
Perry County PCRB for Leaf River Forest Products Inc. Series 1992 (C.S.
 First Boston) (P-1)
 20,800,000              5.00                       01/02/98                         20,800,000
-----------------------------------------------------------------------------------------------
                                                                                 $   21,800,000
-----------------------------------------------------------------------------------------------
MISSOURI--1.1%
Missouri Health & Education Facilities Authority RB Series 1984
 (A-1+/VMIG1)
$ 6,400,000              3.70%                      01/07/98                     $    6,400,000
Missouri Health & Education Facility Authority Tax-Exempt VRDN Series 1995
 B (MBIA) (A-1+)
  4,500,000              3.70                       01/07/98                          4,500,000
Missouri Environmental Improvement and Energy Resources Authority VRDN
 PCRB for Monsanto Series 1993 (P-1)
  1,500,000              3.80                       01/07/98                          1,500,000
-----------------------------------------------------------------------------------------------
                                                                                 $   12,400,000
-----------------------------------------------------------------------------------------------
MONTANA--0.3%
Montana Health Facilities Authority Health Care RB Pooled Loan Program
 Series 1985 A (FGIC) (A-1+/VMIG1)
$ 3,000,000              4.10%                      01/07/98                     $    3,000,000
-----------------------------------------------------------------------------------------------
NEVADA--2.1%
Clark County VRDN for Nevada Airport System (MBIA) (A-1/VMIG1)
$23,340,000              3.65%                      01/07/98                     $   23,340,000
-----------------------------------------------------------------------------------------------
NEW HAMPSHIRE--1.1%
New Hampshire State Business Finance Authority PCRB for New England Power
 Series 1990 B (A-1/VMIG1)
$12,000,000              3.75%                      03/20/98                     $   12,000,000
-----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
NEW JERSEY--0.9%
New Jersey TRANS Series 1998 A (A-1+/P-1)
$10,000,000              3.75%                      03/11/98                     $   10,000,000
-----------------------------------------------------------------------------------------------
NEW MEXICO--2.1%
Albuquerque Hospital RB (A-1+/VMIG1)
$ 3,000,000              4.15%                      01/07/98                     $    3,000,000
New Mexico TRANS Series 1997 (SP-1+/MIG 1)
 20,720,000              4.50                       06/30/98                         20,785,573
-----------------------------------------------------------------------------------------------
                                                                                 $   23,785,573
-----------------------------------------------------------------------------------------------
NEW YORK--8.7%
Brentwood Union Free School District TRANS Series 1997 (MIG1)
$ 5,000,000              4.25%                      06/30/98                     $    5,009,923
Great Neck, NY North Water Authority Water System RB Series 1993 A VRDN
 (FGIC) (A-1+/VMIG1)
    900,000              3.70                       01/07/98                            900,000
Municipal Assistance Corp. for The City of New York, Series K, Subseries
 K-2 (Bayerische Landesbank Girozentrale LOC) (A-1+/VMIG1)
    300,000              3.55                       01/07/98                            300,000
New York City GO RANS Fiscal 1998 Series A (National Westminster
 Bank/Morgan Guaranty Trust/Bayerische Landesbank
 Girozentrale/Westdeutsche Landesbank Girozentrale/Societe Generale
 Landesbank LOC) (A-1+/MIG1)
 50,000,000              4.50                       06/30/98                         50,175,154
New York City Health & Hospitals Corporation Health System Bonds Series
 1997 B (Canadian Imperial Bank of Commerce) (A-1+/VMIG1)
  3,000,000              3.55                       01/07/98                          3,000,000
New York City Municipal Water Finance Authority CP Notes Series 5 A
 (Bayerische Landesbank/Westdeutsche Landesbank/Landesbank Hessen-
 Thueringen LOC) (A-1+/P-1)
 10,000,000              3.80                       03/24/98                         10,000,000
New York City Puttable Tax-Exempt Receipts GO Bonds Fiscal 1995 Series D
 (MBIA) (VMIG1)
  7,000,000              4.15                       01/07/98                          7,000,000
New York City Trust for Cultural Resources Adjustable Rate RB for the
 American Museum of Natural History Series 1991B (MBIA) (A-1+/VMIG1)
  3,200,000              3.55                       01/07/98                          3,200,000
New York State Energy Research & Development Authority PCRB for Brooklyn
 Union Gas Series 1997 A-1 (MBIA) (A-1+/VMIG1)
  6,135,000              3.70                       01/07/98                          6,135,000

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
New York State Energy Research & Development Authority PCRB for Brooklyn
 Union Gas Series 1997 Series A-2 (MBIA) (A-1+/VMIG1)
$   700,000              3.60%                      01/07/98                     $      700,000
New York State Energy Research & Development Authority PCRB for Orange and
 Rockland Utilities Series 1994 A (FGIC) (A-1+/VMIG1)
  1,700,000              3.55                       01/07/98                          1,700,000
New York State Energy Research & Development Authority PCRB Rochester Gas
 and Electric Corp. Series 1997 B (MBIA) (A-1+/VMIG1)
  5,000,000              3.70                       01/07/98                          5,000,000
New York State Local Government Assistance Corp. VRDN Series 1995 C
 (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
  3,100,000              3.55                       01/07/98                          3,100,000
New York State Local Government Assistance Corp. VRDN Series 1995 F
 (Toronto Dominion Bank LOC) (A-1+/VMIG1)
  1,000,000              3.50                       01/07/98                          1,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   97,220,077
-----------------------------------------------------------------------------------------------
NORTH CAROLINA--2.6%
North Carolina Medical Care Community RB for Moses H. Cone Memorial
 Hospital Project Series 1993 (A-1+)
$ 5,000,000              4.15%                      01/07/98                        $ 5,000,000
Person County PCRB for Carolina Power & Light Series 1992 A (A-1/P-1)
 16,400,000              3.90                       01/07/98                         16,400,000
Rockingham County IDA PCRB for Philip Morris Company Series 1992 (VMIG1)
  7,700,000              4.00                       01/07/98                          7,700,000
-----------------------------------------------------------------------------------------------
                                                                                 $   29,100,000
-----------------------------------------------------------------------------------------------
OHIO--1.2%
Columbus Electric System Series 1984 RB (Union Bank of Switzerland LOC)
 (VMIG1)
$11,500,000              3.70%                      01/07/98                     $   11,500,000
Franklin County Hospital RB for Holy Cross Health System Series 1995 (A-
 1+/VMIG1)
  1,400,000              4.15                       01/07/98                          1,400,000
-----------------------------------------------------------------------------------------------
                                                                                 $   12,900,000
-----------------------------------------------------------------------------------------------
PENNSYLVANIA--3.7%
Delaware County IDA PCRB For BP Oil Inc. Project Series 1985 (A-1+/P-1)
$ 6,600,000              4.90%                      01/02/98                     $    6,600,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
PENNSYLVANIA (CONTINUED)
Pennsylvania GO Bond Eagle Tax Exempt Trust Class A COPS First Series 1994
 (AMBAC) (A-1+C)
$13,000,000              4.27%                      01/07/98                     $   13,000,000
Pennsylvania TRANS Series 1997-1998 (SP-1+/MIG1)
 18,000,000              4.50                       06/30/98                         18,064,102
Philadelphia School District TRANS Series 1997- 98 (Commerzbank) (SP-
 1+/MIG1)
  4,000,000              4.50                       06/30/98                          4,011,899
-----------------------------------------------------------------------------------------------
                                                                                 $   41,676,001
-----------------------------------------------------------------------------------------------
SOUTH CAROLINA--0.8%
York County Floating/Fixed Rate PCRB Pooled Series 1984-North Carolina
 Electric Membership Corp. VRDN (CFC) (A-1+/VMIG1)
$ 8,675,000              3.85%                      01/07/98                     $    8,675,000
-----------------------------------------------------------------------------------------------
TENNESSEE--0.2%
Blount County PCRB for Aluminum Company of America Series 1992 (A-1)
$ 2,450,000              4.25%                      01/07/98                     $    2,450,000
-----------------------------------------------------------------------------------------------
TEXAS--18.6%
Coastal Bend Health Facilities Development Corp. RB Series 1997 (First
 National Bank of Chicago) (VMIG1)
$ 1,000,000              4.15%                      01/07/98                     $    1,000,000
Gulf Coast Waste Disposal Authority PCRB for Monsanto Series 1996 (P-1)
  5,300,000              3.80                       01/07/98                          5,300,000
Harris County Health Facilities Development Corp. RB for St. Luke's
 Episcopal Hospital Series 1997 B (A-1+)
 16,300,000              5.00                       01/02/98                         16,300,000
Harris County Health Facilities Development Corp. RB For Methodist
 Hospital Series 1994 (A-1+)
 31,500,000              4.90                       01/02/98                         31,500,000
Harris County Health Facilities Development Corp. Series 1997 A
 (A-1+C/VMIG1)
  9,000,000              3.70                       03/13/98                          9,000,000
Harris County Hospital RB for Childrens Hospital Series 1989 B-2 (VMIG1)
  5,000,000              3.70                       01/07/98                          5,000,000
Houston GO CP Notes Series A (A-1+/P-1)
 15,000,000              3.75                       05/13/98                         15,000,000
Lower Colorado River Authority CP Notes Series B (A-1+/P-1)
  7,000,000              3.80                       04/07/98                          7,000,000
 10,400,000              3.75                       05/15/98                         10,400,000

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
TEXAS (CONTINUED)
San Antonio Electric & Gas System Revenue & Refunding Bonds New Series
 1997 SG 104 & SG 105 (AA/A-1)
$17,000,000              4.25%                      01/07/98                     $   17,000,000
San Antonio Electric & Gas Systems CP Notes Series A (A-1+/P-1)
 10,000,000              3.75                       01/15/98                         10,000,000
  9,900,000              3.70                       04/16/98                          9,900,000
 10,000,000              3.75                       05/26/98                         10,000,000
State of Texas TRANS Series 1997 B (A-1+/P-1)
  5,000,000              3.70                       02/25/98                          5,000,000
State of Texas TRANS Series 1997 A (SP-1+/MIG1)
 44,310,000              4.75                       08/31/98                         44,571,573
Travis County Health Facilities Development Variable Rate RB For Charity
 Obligation Group Series 1997 E (A-1+/VMIG1)
  6,900,000              3.65                       01/07/98                          6,900,000
Waco Health Facilities Development Co. Variable Rate RB For Charity
 Obligation Group Series 1997 E (A-1+/VMIG1)
  5,000,000              3.65                       01/07/98                          5,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $  208,871,573
-----------------------------------------------------------------------------------------------
VIRGINIA--4.7%
Chesterfield County IDA PCRB for Philip Morris Companies, Inc. Series 1992
 (A-1/P-1)
$14,700,000              4.00%                      01/07/98                     $   14,700,000
Louisa PCRB for Virginia Electric & Power Series 1984 (A-1/VMIG1)
  4,000,000              3.85                       03/13/98                          4,000,000
  3,900,000              3.85                       03/18/98                          3,900,000
  4,000,000              3.85                       03/31/98                          4,000,000
  2,000,000              3.85                       03/24/98                          2,000,000
Richmond VRDN Public Utility Revenue Notes Series A (A-1/VMIG1)
 10,000,000              4.20                       01/07/98                         10,000,000
Roanoke City IDA VRDN for Carilion Health Systems Hospital Series A
 (A-1/VMIG1)
  4,000,000              4.10                       01/07/98                          4,000,000
Roanoke City IDA VRDN for Carilion Health Systems Series B (A-1+/VMIG1)
  1,000,000              4.10                       01/07/98                          1,000,000
York County IDA PCRB for Virginia Electric & Power Series 1985
 (A-1+/VMIG1)
  9,000,000              3.90                       02/09/98                          9,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   52,600,000
-----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal            Interest                   Maturity                     Amortized
  Amount                Rate                       Date                          Cost

---------------------------------------------------------------------------------------------
WASHINGTON--3.4%
King County Sewer Revenue BANS Series A (A-1/P-1)
$10,000,000             3.75%                    04/15/98                   $   10,000,000
  4,600,000             3.75                     04/16/98                        4,600,000
Washington Health Care Facilities Authority Series 1985 B
 (A-1+/VMIG1)
  5,110,000             5.00                     01/02/98                        5,110,000
Washington Health Care Facilities Authority Series 1985 D
 (A-1+/VMIG1)
  3,100,000             5.00                     01/02/98                        3,100,000
Washington Health Care Facilities Authority Series 1985 E
 (A-1+/VMIG1)
  4,200,000             5.00                     01/02/98                        4,200,000
Washington Health Care Facilities Authority VRDN for Fred Hutchinson
 Cancer Research Center Series 1991 A (Morgan Guaranty Trust LOC)
 (VMIG1)
  5,225,000             5.10                     01/02/98                        5,225,000
Washington Health Care Facilities Authority VRDN for Fred Hutchinson
 Cancer Research Center Series 1996 (Morgan Guaranty Trust LOC) (VMIG1)
  5,595,000             5.10                     01/02/98                        5,595,000
---------------------------------------------------------------------------------------------
                                                                            $   37,830,000
---------------------------------------------------------------------------------------------
WISCONSIN--2.8%
Milwaukee IDRB Multi-Modal for Pharmacia & Upjohn, Inc. Series 1994 (P-
 1)
$ 8,000,000             4.20%                    01/07/98                   $    8,000,000
State of Wisconsin Operating Notes Series 1997 (SP-1+/MIG1)
  6,800,000             4.50                     06/15/98                        6,820,592
State of Wisconsin Operating Notes Series 1997-2 (SP-1+/MIG1)
 10,000,000             4.50                     06/15/98                       10,033,691
Wisconsin Health & Educational Facilities Authority Variable Rate RB
 for Wheaton Franciscan Services Series 1997 (Toronto Dominion Bank)
 (A-1+/VMIG1)
  6,575,000             4.10                     01/07/98                        6,575,000
---------------------------------------------------------------------------------------------
                                                                            $   31,429,283
---------------------------------------------------------------------------------------------
WYOMING--0.1%
Sweetwater PCRB for Pacificorp Project Series 1990 A (C.S. First Boston
 LOC) (VMIG1)
$ 1,500,000             3.65%                    01/07/98                   $    1,500,000
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                           $1,188,671,470(a)
---------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

INVESTMENT ABBREVIATIONS:

 ACES    --Adjustable Convertible Extendible Securities
 AMBAC   --Insured by American Municipal Bond Assurance Corp.
 BANS    --Bond Anticipation Note
 CFC     --Unconditionally Guaranteed by CFC, Cooperative Finance Corp.
 COPS    --Certificates of Participation
 CP      --Commercial Paper
 FGIC    --Insured by Financial Guaranty Insurance Co.
 GO      --General Obligation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDRB    --Industrial Development Revenue Bond
 LOC     --Letter of Credit
 MBIA    --Insured by Municipal Bond Investors Assurance
 MF Hsg. --Multi-Family Housing
 PCRB    --Pollution Control Revenue Bond
 RANS    --Revenue Anticipation Notes
 RB      --Revenue Bond
 TRANS   --Tax Revenue Anticipation Notes
 VRDN    --Variable Rate Demand Note

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997

--------------------------------------------------------------------------------

                                       PRIME                        PREMIUM
                                    OBLIGATIONS     MONEY MARKET  MONEY MARKET
                                        FUND            FUND          FUND
                                              --------------------------------
ASSETS:
Investments in securities, at
 value based on amortized cost     $4,469,716,189  $5,077,628,672 $226,904,703
Cash                                      724,728             --        70,643
Interest receivable                    26,750,497      33,332,928      391,533
Deferred organization expenses,
 net                                          --           12,432          --
Other assets                                5,061         293,555       64,141
------------------------------------------------------------------------------
  TOTAL ASSETS                      4,497,196,475   5,111,267,587  227,431,020
------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities
 purchased                             35,000,000     177,216,947    4,999,518
Due to bank                                   --           90,617          --
Dividends payable                      22,829,936      28,027,343    1,308,135
Accrued expenses and other
 liabilities                            1,120,150       1,595,937      102,078
------------------------------------------------------------------------------
  TOTAL LIABILITIES                    58,950,086     206,930,844    6,409,731
------------------------------------------------------------------------------
NET ASSETS:
Paid in capital                     4,438,254,520   4,904,335,361  221,021,289
Accumulated undistributed net
 investment income                            --              --           --
Accumulated undistributed net
 realized gain (loss) on
 investments                               (8,131)          1,382          --
------------------------------------------------------------------------------
  NET ASSETS                       $4,438,246,389  $4,904,336,743 $221,021,289
------------------------------------------------------------------------------
Net asset value, offering and
 redemption price per share
 (net assets/shares outstanding)            $1.00           $1.00        $1.00
------------------------------------------------------------------------------
SHARES OUTSTANDING:
FST shares                          3,867,740,474   4,346,515,706  218,192,392
FST Preferred shares                  152,770,028      20,258,602      557,827
FST Administration shares             241,610,519     221,253,373    1,456,698
FST Service shares                    176,133,499     316,307,680      814,372
------------------------------------------------------------------------------
Total shares of beneficial
 interest outstanding, $0.001 par
 value (unlimited number of
 shares authorized)                 4,438,254,520   4,904,335,361  221,021,289
------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   TREASURY       TREASURY                                     TAX-FREE
 OBLIGATIONS    INSTRUMENTS    GOVERNMENT      FEDERAL       MONEY MARKET
     FUND           FUND          FUND           FUND            FUND
---------------------------------------------------------------------------
$3,522,502,423  $516,935,549 $2,404,187,810 $2,229,360,388  $1,188,671,470
        14,370        70,699         69,034         51,898         491,011
    10,248,818     5,333,790      9,708,940      3,566,555       7,168,593
           --            --             --             --           24,080
           --            --         313,847            399         117,318
---------------------------------------------------------------------------
 3,532,765,611   522,340,038  2,414,279,631  2,232,979,240   1,196,472,472
---------------------------------------------------------------------------
           --            --      35,917,844     50,000,000      72,470,257
           --            --             --             --              --
    16,541,636     1,395,025     11,581,411      8,197,468       3,439,031
     1,069,932       187,997      1,090,263        944,335         377,021
---------------------------------------------------------------------------
    17,611,568     1,583,022     48,589,518     59,141,803      76,286,309
---------------------------------------------------------------------------
 3,515,154,043   520,755,638  2,365,690,113  2,173,836,797   1,120,201,103
           --            --             --           8,313             --
           --          1,378            --          (7,673)        (14,940)
---------------------------------------------------------------------------
$3,515,154,043  $520,757,016 $2,365,690,113 $2,173,837,437  $1,120,186,163
---------------------------------------------------------------------------
         $1.00         $1.00          $1.00          $1.00           $1.00
---------------------------------------------------------------------------
 2,217,903,808   496,418,745  1,478,535,045  1,125,680,906     939,421,140
   245,360,997         1,539      7,146,792    194,374,977      35,151,663
   738,895,099     4,159,015    299,801,906    625,333,945     103,049,763
   312,994,139    20,176,339    580,206,370    228,446,969      42,578,537
---------------------------------------------------------------------------
 3,515,154,043   520,755,638  2,365,690,113  2,173,836,797   1,120,201,103
---------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                           PRIME                      PREMIUM
                                        OBLIGATIONS   MONEY MARKET  MONEY MARKET
                                            FUND          FUND        FUND(A)
                                               ---------------------------------
INVESTMENT INCOME:
Interest Income                         $288,754,558  $277,371,948   $4,265,812
--------------------------------------------------------------------------------
EXPENSES:
Management fees                           10,499,297    10,006,793      154,238
Custodian fees                               660,532       568,180       20,086
Registration fees                            144,676       532,913      118,335
Professional fees                            105,490        29,237        5,834
Amortization of deferred organization
 expenses                                        --          9,041          --
Trustees' fees                                60,895        36,307          590
Other                                        264,396       109,004       26,895
--------------------------------------------------------------------------------
  TOTAL EXPENSES                          11,735,286    11,291,475      325,978
  Less--Expenses reimbursable and fees
   waived by Goldman Sachs                (2,511,530)   (2,500,163)    (268,308)
--------------------------------------------------------------------------------
  Net expenses                             9,223,756     8,791,312       57,670
  Preferred share fees                       181,303        55,349          131
  Administration share fees                  662,090       780,489       13,845
  Service share fees                         707,816     1,514,944          114
--------------------------------------------------------------------------------
  NET EXPENSES AND SHARE FEES             10,774,965    11,142,094       71,760
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                    277,979,593   266,229,854    4,194,052
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON INVESTMENT
 TRANSACTIONS                                 15,992        32,849          --
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                        $277,995,585  $266,262,703   $4,194,052
--------------------------------------------------------------------------------

(a) Commencement date of operations for the Premium Money Market, Treasury Instruments and the Federal Fund was August 1, 1997, March 3, 1997 and February 28, 1997, respectively.
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

   TREASURY       TREASURY                                             TAX-FREE
 OBLIGATIONS     INSTRUMENTS       GOVERNMENT         FEDERAL        MONEY MARKET
     FUND          FUND(A)            FUND            FUND(A)            FUND
---------------------------------------------------------------------------------
 $173,797,289    $11,914,704      $117,069,858      $53,521,252      $30,453,737
---------------------------------------------------------------------------------
    6,427,023        463,681         4,296,324        1,967,724        1,694,448
      455,269         39,985           318,894          114,477           33,896
      202,135        123,596           340,455          514,252          160,249
       46,344          7,077            17,117           12,440           13,000
          --             --                --               --            15,582
       24,127          1,430            11,181            4,810            4,383
      164,848         18,108            39,432           22,210           27,076
---------------------------------------------------------------------------------
    7,319,746        653,877         5,023,403        2,635,913        1,948,634
  (1,671,542)       (242,977)       (1,246,079)        (911,622)        (455,966)
---------------------------------------------------------------------------------
    5,648,204        410,900         3,777,324        1,724,291        1,492,668
      107,309              1            27,961           66,047           15,965
    1,741,440          3,240           649,313          353,083          241,784
    1,201,356        112,501         2,533,854          482,096          166,974
---------------------------------------------------------------------------------
    8,698,309        526,642         6,988,452        2,625,517        1,917,391
---------------------------------------------------------------------------------
  165,098,980     11,388,062       110,081,406       50,895,735       28,536,346
---------------------------------------------------------------------------------
      300,712         89,851           127,727           (7,673)          (2,081)
---------------------------------------------------------------------------------
 $165,399,692    $11,477,913      $110,209,133      $50,888,062      $28,534,265
---------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                  PRIME                             PREMIUM
                               OBLIGATIONS       MONEY MARKET     MONEY MARKET
                                   FUND              FUND           FUND(A)
                             --------------------------------------------------
FROM OPERATIONS:
Net investment income        $    277,979,593  $    266,229,854  $    4,194,052
Net realized gain (loss) on
 investment transactions               15,992            32,849               0
--------------------------------------------------------------------------------
  Net increase in net as-
   sets resulting from op-
   erations                       277,995,585       266,262,703       4,194,052
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLD-
 ERS FROM:
Net investment income
  FST shares                     (247,361,553)     (231,700,902)     (3,890,656)
  FST Preferred shares             (9,751,263)       (3,010,280)         (7,210)
  FST Administration shares       (13,824,313)      (16,410,842)       (295,011)
  FST Service shares               (7,042,464)      (15,107,830)         (1,175)
Net realized gain on in-
 vestment transactions
  FST shares                          (22,695)          (24,966)            --
  FST Preferred shares                   (752)             (571)            --
  FST Administration shares            (1,302)              (31)            --
  FST Service shares                     (464)           (6,853)            --
--------------------------------------------------------------------------------
  Total distributions to
   shareholders                  (278,004,806)     (266,262,275)     (4,194,052)
--------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS (AT
 $1.00 PER SHARE):
Proceeds from sales of
 shares                        53,179,415,600    68,053,947,094   1,075,863,230
Reinvestment of dividends
 and distributions                112,453,328       134,114,443       1,495,718
Cost of shares repurchased    (53,213,589,524)  (66,241,742,997)   (856,337,659)
--------------------------------------------------------------------------------
  Net increase in net as-
   sets resulting from
   share
   transactions                    78,279,404     1,946,318,540     221,021,289
--------------------------------------------------------------------------------
  Total increase                   78,270,183     1,946,318,968     221,021,289
NET ASSETS:
Beginning of period             4,359,976,206     2,958,017,775             --
--------------------------------------------------------------------------------
End of period                $  4,438,246,389  $  4,904,336,743  $  221,021,289
--------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                    --                --              --
--------------------------------------------------------------------------------

(a) Commencement date of operations for the Premium Money Market, Treasury Instruments and the Federal Fund was August 1, 1997, March 3, 1997 and February 28, 1997, respectively.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    TREASURY          TREASURY                                            TAX-FREE
   OBLIGATIONS       INSTRUMENTS       GOVERNMENT         FEDERAL       MONEY MARKET
      FUND             FUND(A)            FUND            FUND(A)           FUND
---------------------------------------------------------------------------------------
$     165,098,980  $    11,388,062  $    110,081,406  $    50,895,735  $    28,536,346
          300,712           89,851           127,727           (7,673)          (2,081)
---------------------------------------------------------------------------------------
      165,399,692       11,477,913       110,209,133       50,888,062       28,534,265
---------------------------------------------------------------------------------------
    (112,020,839)      (10,293,085)      (70,362,803)     (35,377,629)     (23,828,347)
      (5,711,597)              (45)       (1,492,230)      (3,504,242)        (542,008)
     (35,669,978)          (62,666)      (13,365,067)      (7,278,709)      (3,161,663)
     (11,696,566)       (1,032,266)      (24,861,306)      (4,726,842)      (1,004,328)
        (253,465)          (78,370)          (94,763)             --               --
          (9,681)               (1)           (1,310)             --               --
         (92,228)             (459)          (15,668)             --               --
         (25,376)           (9,643)          (42,470)             --               --
---------------------------------------------------------------------------------------
    (165,479,730)      (11,476,535)     (110,235,617)     (50,887,422)     (28,536,346)
---------------------------------------------------------------------------------------
   30,901,418,469    1,886,752,702    20,842,203,467    7,175,698,490    6,856,129,085
       61,924,789        3,001,270        30,237,427       17,286,075        8,395,593
 (30,543,252,110)   (1,368,998,334)  (19,734,267,186)  (5,019,147,768)  (6,285,421,492)
---------------------------------------------------------------------------------------
      420,091,148      520,755,638     1,138,173,708    2,173,836,797      579,103,186
---------------------------------------------------------------------------------------
      420,011,110      520,757,016     1,138,147,224    2,173,837,437      579,101,105
    3,095,142,933              --      1,227,542,889              --       541,085,058
---------------------------------------------------------------------------------------
$   3,515,154,043  $   520,757,016  $  2,365,690,113  $ 2,173,837,437  $ 1,120,186,163
---------------------------------------------------------------------------------------
              --               --                --             8,313              --
---------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

                               PRIME                              TREASURY                           TAX-FREE
                            OBLIGATIONS       MONEY MARKET      OBLIGATIONS        GOVERNMENT      MONEY MARKET
                                FUND              FUND              FUND              FUND             FUND
                          ---------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income     $    263,491,381  $    162,277,598  $    124,545,016  $     65,841,904  $    18,529,517
Net realized gain (loss)
 on
 investment transactions           105,304           189,110           587,091           136,538           (5,995)
-----------------------------------------------------------------------------------------------------------------
 Net increase in net as-
  sets resulting
  from operations              263,596,685       162,466,708       125,132,107        65,978,442       18,523,522
 ---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
Net investment income
 FST shares                   (245,389,523)     (149,928,272)      (93,857,124)      (48,867,861)     (15,981,710)
 FST Preferred shares           (2,239,677)         (162,278)         (797,088)          (19,753)        (431,737)
 FST Administration
  shares                       (10,697,750)       (9,558,151)      (21,870,105)       (5,023,737)      (1,593,538)
 FST Service shares             (5,164,431)       (2,628,897)       (8,020,699)      (11,930,553)        (522,532)
Net realized gain on
 investment transactions
 FST shares                       (128,847)         (173,838)         (385,734)          (81,682)              --
 FST Preferred shares               (1,177)             (188)           (3,276)              (33)              --
 FST Administration
  shares                            (5,617)          (11,082)          (89,882)           (8,397)              --
 FST Service shares                 (2,712)           (3,048)          (32,963)          (19,942)              --
 ----------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders                (263,629,734)     (162,465,754)     (125,056,871)      (65,951,958)     (18,529,517)
 ---------------------------------------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS
 (AT $1.00 PER SHARE):
Proceeds from sales of
 shares                     48,481,127,400    44,257,102,764    20,383,057,696    14,111,648,633    4,669,259,507
Reinvestment of
 dividends and
 distributions                 126,514,648        91,077,089        45,060,831        21,912,928        6,495,873
Cost of shares repur-
 chased                    (47,756,596,271)  (43,600,991,427)  (19,343,068,853)  (13,746,823,336)  (4,623,830,243)
-----------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting
  from share
  transactions                 851,045,777       747,188,426     1,085,049,674       386,738,225       51,925,137
 ---------------------------------------------------------------------------------------------------------------
 Total increase                851,012,728       747,189,380     1,085,124,910       386,764,709       51,919,142
NET ASSETS:
Beginning of year            3,508,963,478     2,210,828,395     2,010,018,023       840,778,180      489,165,916
-----------------------------------------------------------------------------------------------------------------
End of year               $  4,359,976,206  $  2,958,017,775  $  3,095,142,933  $  1,227,542,889  $   541,085,058
-----------------------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1997
---------------------------------------  ---------------------------------------
1. ORGANIZATION
Effective May 1, 1997, the Goldman Sachs Money Market Trust was reorganized from a Massachusetts business trust to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Financial Square Funds, collectively "the Funds" or individually a "Fund". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Financial Square consists of nine diversified funds: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free Money Market, Municipal Money Market (inactive as of December 31, 1997). The Financial Square Funds offer four classes of shares: FST shares, FST Preferred shares, FST Administration shares and FST Service shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation--
Each Fund uses the amortized-cost method for valuing portfolio securities which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to shareholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.
 At December 31, 1997, the Funds' tax year end, the following funds had capital loss carryforwards for U.S. Federal tax purposes of approximately:

                                                                      Years of
       Fund                                                   Amount Expiration
       ----                                                   ------ ----------
Federal...................................................... $7,673      2005
Tax-Free Money Market........................................ 14,940 2003-2005

D. Deferred Organization Expenses--
Organization-related costs are being amortized on a straight-line basis over a period of five years.

E. Expenses--
Expenses incurred by the Funds that do not specifically relate to an individual fund are generally allocated to the Funds based on each Fund's relative average net assets for the period.
 Shareholders of FST Preferred, FST Administration and FST Service shares bear all expenses and fees paid to service organizations for their services with respect to such shares.
                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

3. AGREEMENTS
As of May 1, 1997, the Fund's Investment Advisory and Administration Agreements were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), manages the portfolios of the Funds, subject to general supervision by the Trust's Board of Trustees and administers each Fund's business affairs, including providing facilities. As compensation for the services rendered under the Investment Management Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .205% of each Fund's average daily net assets. These amounts are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
 For the year ended December 31, 1997, GSAM has voluntarily agreed to waive a portion of its management fee. In addition, GSAM has limited certain of each of the Fund's expenses (excluding management fees, service organization fees, taxes, interest, brokerage commissions and extraordinary expenses) to the extent that such expenses exceed .01% per annum of the Fund's average daily net assets. These reimbursement amounts are included in "Other assets" in the accompanying Statement of Assets and Liabilities.
 Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no fee.
 The following chart outlines the fee waivers and expense reimbursements for the year ended December 31, 1997 and amounts owed to and due from GSAM at December 31, 1997 (in thousands):

                                                      Amounts
                 Management  Expense          Amounts   due
                    Fees    Reimburse-        due to   from
Fund               Waived     ments    Total   GSAM    GSAM
-------------------------------------------------------------
Prime
 Obligations
 Fund              $1,793      $719    $2,512  $852     --
-------------------------------------------------------------
Money
 Market Fund        1,708       792     2,500   863    $287
-------------------------------------------------------------
Premium Money
 Market Fund          104       164       268    21     64
-------------------------------------------------------------
Treasury
 Obligations
 Fund               1,098       574     1,672   530     --
-------------------------------------------------------------
Treasury
 Instruments
 Fund                  80       163       243   105     --
-------------------------------------------------------------
Government Fund       733       513     1,246   366     314
-------------------------------------------------------------
Federal Fund          345       567       912   284     --
-------------------------------------------------------------
Tax-Free Money
 Market Fund          289       167       456   165     116

4. PREFERRED, ADMINISTRATION AND SERVICE PLANS
The Funds have adopted Preferred, Administration and Service Plans to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Preferred, Administration and Service Plans provide for compensation to the service organizations in an amount up to
 .10%, .25% and .50% (on an annualized basis), respectively, of the average daily net asset value of the respective shares.

5.LINE OF CREDIT FACILITY
The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used
                                         ---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the year ended December 31, 1997, the Funds did not have any borrowings under this facility.

6.REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at a custodian.

7.JOINT REPURCHASE AGREEMENT ACCOUNTS
The Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.
 At December 31, 1997, the Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds had undivided interests in the repurchase agreements in the following joint account, which equaled $404,500,000, $389,700,000, $66,900,000, $1,024,200,000 and $336,400,000 in
principal amount, respectively. At December 31, 1997, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:

Principal                Interest                     Maturity                       Amortized
Amount                     Rate                         Date                            Cost
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Chase Manhattan Securities, dated 12/31/97, repurchase price $200,061,111
 (total collateral value $204,001,955 consisting of U.S. Treasury Notes:
 5.50%-8.75%, 02/15/00-08/31/00)
 $200,000,000             5.50%                       01/02/98                       $200,000,000
Donaldson, Lufkin & Jenrette, Inc., dated 12/31/97, repurchase price
 $510,185,583 (total collateral value $520,200,021 consisting of U.S. Trea-
 sury Notes: 5.13%-8.13%, 01/31/98-02/15/04; U.S. Treasury Interest only
 Stripped Securities: 02/15/98-02/15/04; U.S. Treasury Stripped Principal
 Security: 08/15/01; U.S. Treasury Bill: 05/14/98)
  510,000,000              6.55                       01/02/98                        510,000,000
Swiss Bank Corp., dated 12/31/97, repurchase price $735,367,495 (total col-
 lateral value $749,834,669 consisting of U.S. Treasury Notes: 4.75%-8.50%,
 02/15/98-11/15/05; U.S. Treasury Inflation Indexed Bond: 3.38%, 01/15/07;
 U.S. Treasury Bills: 01/15/98-10/15/98; U.S. Treasury Bonds: 10.75%-11.13%,
 08/15/03-08/15/05)
  735,100,000              6.55                       01/02/98                        735,100,000
Swiss Bank Corp., dated 12/31/97, repurchase price $300,091,667 (total col-
 lateral value $306,013,333 consisting of U.S. Treasury Notes: 4.75%-8.50%,
 02/15/98-11/15/05; U.S. Treasury Inflation Indexed Bond: 3.38%, 01/15/07;
 U.S. Treasury Bills: 01/15/98-10/15/98; U.S. Treasury Bonds: 10.75%-11.13%,
 08/15/03-08/15/05)
  300,000,000              5.50                       01/02/98                        300,000,000
Salomon-Smith Barney, Inc., dated 12/31/97, repurchase price $1,000,369,444
 (total collateral value $1,020,528,930 consisting of U.S. Treasury Stripped
 Interest Only Securities: 02/15/98-11/15/04; U.S. Treasury Stripped Princi-
 pal Only Securities: 5.75%-11.63%, 02/15/98-11/15/04; U.S. Treasury Bill:
 10/15/98)
1,000,000,000              6.65                       01/02/98                      1,000,000,000
-------------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                           $2,745,100,000
-------------------------------------------------------------------------------------------------

8.OTHER MATTERS
Pursuant to an SEC exemptive order, certain of the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.
                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 1997

--------------------------------------------------------------------------------

9. SUMMARY OF SHARE TRANSACTIONS
Share activity for the year ended December 31, 1997 is as follows:

                                   PRIME                           PREMIUM
                                OBLIGATIONS     MONEY MARKET    MONEY MARKET
                                   FUND             FUND           FUND(A)
--------------------------------------------------------------------------------
 FST SHARES:
 Shares sold                   47,147,215,061   63,982,789,001  1,031,854,202
 Reinvestment of dividends
  and distributions               103,377,234      118,914,805      1,491,071
 Shares repurchased           (47,284,643,891) (62,295,549,107)  (815,152,881)
------------------------------------------------------------------------------
                                 (34,051,596)    1,806,154,699    218,192,392
------------------------------------------------------------------------------
 FST PREFERRED SHARES:
 Shares sold                    1,624,299,212      754,498,086        553,233
 Reinvestment of dividends
  and distributions                 1,010,173        1,861,300          4,594
 Shares repurchased            (1,599,668,091)    (753,611,334)             0
------------------------------------------------------------------------------
                                   25,641,294        2,748,052        557,827
------------------------------------------------------------------------------
 FST ADMINISTRATION SHARES:
 Shares sold                    2,052,177,068    2,237,080,367     42,641,449
 Reinvestment of dividends
  and distributions                 4,016,672       11,388,582             27
 Shares repurchased            (2,030,483,474)  (2,192,980,303)   (41,184,778)
------------------------------------------------------------------------------
                                   25,710,266       55,488,646      1,456,698
------------------------------------------------------------------------------
 FST SERVICE SHARES:
 Shares sold                    2,355,724,259    1,079,579,640        814,346
 Reinvestment of dividends
  and distributions                 4,049,249        1,949,756             26
 Shares repurchased           (2,298,794,068)     (999,602,253)             0
------------------------------------------------------------------------------
                                   60,979,440       81,927,143        814,372
------------------------------------------------------------------------------
 Net increase in shares            78,279,404    1,946,318,540    221,021,289
------------------------------------------------------------------------------

(a) Commencement date of operations for the Premium Money Market, Treasury Instruments and the Federal Fund was August 1, 1997, March 3, 1997 and February 28, 1997, respectively.

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     TREASURY         TREASURY                                         TAX-FREE
   OBLIGATIONS      INSTRUMENTS      GOVERNMENT        FEDERAL       MONEY MARKET
       FUND           FUND(A)           FUND           FUND(A)           FUND
  21,293,469,586    1,757,063,242   16,068,538,976   4,332,722,729   6,019,992,055
      39,794,793        2,990,503       25,573,363      11,815,388       6,844,739
 (21,406,328,023)  (1,263,635,000) (15,474,321,199) (3,218,857,211) (5,528,265,772)
-----------------------------------------------------------------------------------
     (73,063,644)     496,418,745      619,791,140   1,125,680,906     498,571,022
-----------------------------------------------------------------------------------
   1,389,183,384            1,500      141,301,549     300,365,996     271,642,865
       1,089,957               39          164,952       2,470,479          87,192
  (1,191,548,937)               0     (134,432,139)   (108,461,498)   (265,308,952)
-----------------------------------------------------------------------------------
     198,724,404            1,539        7,034,362     194,374,977       6,421,105
-----------------------------------------------------------------------------------
   5,271,440,356        9,051,015    2,286,537,497   1,298,319,389     271,268,796
      12,077,349            5,093        2,533,048       1,136,485         865,271
  (5,081,525,991)      (4,897,093)  (2,134,371,808)   (674,121,929)   (220,746,099)
-----------------------------------------------------------------------------------
     201,991,714        4,159,015      154,698,737     625,333,945      51,387,968
-----------------------------------------------------------------------------------
   2,947,325,143      120,636,945    2,345,825,445   1,244,406,778     293,225,369
       8,962,690            5,635        1,966,064       1,747,321         598,391
  (2,863,849,159)    (100,466,241)  (1,991,142,040) (1,017,707,130)   (271,100,669)
-----------------------------------------------------------------------------------
      92,438,674       20,176,339      356,649,469     228,446,969      22,723,091
-----------------------------------------------------------------------------------
     420,091,148      520,755,638    1,138,173,708   2,173,836,797     579,103,186
-----------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 1997

--------------------------------------------------------------------------------

Share activity for the year ended December 31, 1996 is as follows:

                                                                                                   TAX-FREE
                          PRIME OBLIGATIONS  MONEY MARKET        TREASURY        GOVERNMENT      MONEY MARKET
                                FUND             FUND        OBLIGATIONS FUND       FUND             FUND
  FST SHARES:
  Shares sold               44,941,258,260   41,611,799,874   15,303,462,361    11,674,849,553   4,186,677,890
  Reinvestment of
   dividends and
   distributions               120,569,689       84,724,371       33,617,264        19,640,980       4,879,667
  Shares repurchased       (44,455,790,432) (41,225,360,339) (14,633,812,470)  (11,579,631,835) (4,199,081,918)
---------------------------------------------------------------------------------------------------------------
                               606,037,517      471,163,906      703,267,155       114,858,698      (7,524,361)
---------------------------------------------------------------------------------------------------------------
  FST PREFERRED SHARES:
  Shares sold                  377,996,154       77,361,171       94,309,002         8,202,329      65,543,581
  Reinvestment of
   dividends and
   distributions                     6,257           76,227          473,231             7,480         322,508
  Shares repurchased          (250,873,677)     (59,926,848)     (48,145,640)       (8,097,379)    (37,135,531)
---------------------------------------------------------------------------------------------------------------
                               127,128,734       17,510,550       46,636,593           112,430      28,730,558
---------------------------------------------------------------------------------------------------------------
  FST ADMINISTRATION
   SHARES:
  Shares sold                1,718,885,581    2,097,089,351    2,868,056,191     1,074,614,378     177,906,627
  Reinvestment of
   dividends and
   distributions                 2,721,453        5,879,304        4,640,302         1,055,828         844,377
  Shares repurchased        (1,653,602,695)  (2,074,616,324)  (2,618,986,546)   (1,012,951,862)   (148,027,716)
---------------------------------------------------------------------------------------------------------------
                                68,004,339       28,352,331      253,709,947        62,718,344      30,723,288
---------------------------------------------------------------------------------------------------------------
  FST SERVICE SHARES:
  Shares sold                1,442,987,405      470,852,368    2,117,230,142     1,353,982,373     239,131,409
  Reinvestment of
   dividends and
   distributions                 3,217,249          397,187        6,330,034         1,208,640         449,321
  Shares repurchased        (1,396,329,467)    (241,087,916)  (2,042,124,197)   (1,146,142,260)   (239,585,078)
---------------------------------------------------------------------------------------------------------------
                                49,875,187      230,161,639       81,435,979       209,048,753          (4,348)
---------------------------------------------------------------------------------------------------------------
  Net increase in shares       851,045,777      747,188,426    1,085,049,674       386,738,225      51,925,137

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0546       $ --        $0.0546     $(0.0546)     $1.00     5.60%
1997-FST Pre-
ferred shares...     1.00     0.0538         --         0.0538      (0.0538)      1.00     5.50
1997-FST Admin-
istration
shares..........     1.00     0.0522         --         0.0522      (0.0522)      1.00     5.34
1997-FST Service
shares..........     1.00     0.0498         --         0.0498      (0.0498)      1.00     5.08
1996-FST
shares..........     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41
1996-FST Pre-
ferred
Shares (c)......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88
1995-FST
shares..........     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)
1994-FST Pre-
ferred
Shares (d)......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)
1994-FST Service
shares (d)......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66
1993-FST
shares..........     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75
1993-FST Admin-
istration
shares (e)......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23
1992-FST
shares..........     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99
1992-FST Service
shares (e)......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)
FOR THE PERIOD MARCH 8, 1990 (F) THROUGH JANUARY 31,
----------------------------------------------------
1991-FST
shares..........     1.00     0.0727         --          .0727      (0.0727)      1.00     8.27(b)
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       ------------------------
                               RATIO OF NET    NET                 RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF    INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS       ASSETS
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18%        5.46%    $3,867,739    0.23%        5.41%
1997-FST Pre-
ferred shares...      0.28         5.38        152,767    0.33         5.33
1997-FST Admin-
istration
shares..........      0.43         5.22        241,607    0.48         5.17
1997-FST Service
shares..........      0.68         4.97        176,133    0.73         4.92
1996-FST
shares..........      0.18         5.29      3,901,797    0.23         5.24
1996-FST Pre-
ferred
Shares (c)......      0.28(b)      5.19(b)     127,126    0.33(b)      5.14(b)
1996-FST Admin-
istration
shares..........      0.43         5.06        215,898    0.48         5.01
1996-FST Service
shares..........      0.68         4.78        115,114    0.73         4.73
1995-FST
shares..........      0.18         5.86      3,295,791    0.22         5.82
1995-FST Admin-
istration
shares..........      0.43         5.59        147,894    0.47         5.55
1995-FST Service
shares..........      0.68         5.33         65,278    0.72         5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......      0.18(b)      4.38(b)   2,774,849    0.24(b)      4.32(b)
1994-FST Pre-
ferred
Shares (d)......      0.43(b)      4.18(b)      66,113    0.49(b)      4.12(b)
1994-FST Service
shares (d)......      0.68(b)      3.98(b)      41,372    0.74(b)      3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........      0.17         3.11      1,831,413    0.25         3.03
1994-FST Admin-
istration
shares..........      0.42         2.86         35,250    0.50         2.78
1994-FST Service
shares..........      0.67         2.61         14,001    0.75         2.53
1993-FST
shares..........      0.18         3.60        813,126    0.25         3.53
1993-FST Admin-
istration
shares (e)......      0.44(b)      2.96(b)       1,124    0.52(b)      2.88(b)
1993-FST Service
shares..........      0.68         3.01            336    0.75         2.94
1992-FST
shares..........      0.18         5.72        917,073    0.27         5.63
1992-FST Service
shares (e)......      0.66(b)      4.10(b)         118    0.74(b)      4.02(b)
FOR THE PERIOD MARCH 8, 1990 (F) THROUGH JANUARY 31,
----------------------------------------------------
1991-FST
shares..........      0.18(b)      8.04(b)     578,495    0.28(b)      7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration share and FST Service share activity commenced during November of 1992 and January 1992, respectively.
(f) Commencement of operations.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0550      $    --      $0.0550     $(0.0550)     $1.00     5.63%
1997-FST Pre-
ferred shares...     1.00     0.0544           --       0.0544      (0.0544)      1.00     5.53
1997-FST Admin-
istration
shares..........     1.00     0.0526           --       0.0526      (0.0526)      1.00     5.37
1997-FST Service
shares..........     1.00     0.0499           --       0.0499      (0.0499)      1.00     5.11
1996-FST
shares..........     1.00     0.0533       0.0001       0.0534      (0.0534)      1.00     5.45
1996-FST Pre-
ferred
shares (c)......     1.00     0.0348           --       0.0348      (0.0348)      1.00     5.31(b)
1996-FST Admin-
istration
shares..........     1.00     0.0504       0.0001       0.0505      (0.0505)      1.00     5.19
1996-FST Service
shares..........     1.00     0.0484           --       0.0484      (0.0484)      1.00     4.93
1995-FST
Shares..........     1.00     0.0589           --       0.0589      (0.0589)      1.00     6.07
1995-FST Admin-
istration
shares..........     1.00     0.0561           --       0.0561      (0.0561)      1.00     5.80
1995-FST Service
shares (c)......     1.00     0.0231           --       0.0231      (0.0231)      1.00     5.41(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (c)......     1.00     0.0305           --       0.0305      (0.0305)      1.00     4.91(b)
1994-FST Admin-
istration
shares (c)......     1.00     0.0298           --       0.0298      (0.0298)      1.00     4.65(b)
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       ------------------------
                               RATIO OF NET    NET                 RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF    INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS       ASSETS
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18%        5.50%    $4,346,519    0.23%        5.45%
1997-FST Pre-
ferred shares...      0.28         5.44         20,258    0.33         5.39
1997-FST Admin-
istration
shares..........      0.43         5.26        221,256    0.48         5.21
1997-FST Service
shares..........      0.68         4.99        316,304    0.73         4.94
1996-FST
shares..........      0.18         5.33      2,540,366    0.23         5.28
1996-FST Pre-
ferred
shares (c)......      0.28(b)      5.23(b)      17,510    0.33(b)      5.18(b)
1996-FST Admin-
istration
shares..........      0.43         5.04        165,766    0.48         4.99
1996-FST Service
shares..........      0.68         4.84        234,376    0.73         4.79
1995-FST
Shares..........      0.15         5.89      2,069,197    0.23         5.81
1995-FST Admin-
istration
shares..........      0.40         5.61        137,412    0.48         5.53
1995-FST Service
shares (c)......      0.65(b)      4.93(b)       4,219    0.73(b)      4.85(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (c)......      0.11(b)      4.88(b)     862,971    0.25(b)      4.74(b)
1994-FST Admin-
istration
shares (c)......      0.36(b)      4.82(b)      66,560    0.50(b)      4.68(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST, FST Administration, FST Service and FST Preferred share activity commenced May 18, 1994, May 20, 1994, July 14, 1995 and May 1, 1996,
    respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Premium Money Market Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                             ---------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
           ----------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(C) THROUGH DECEMBER 31,
-----------------------------------------------------
1997-FST
shares..........    $1.00    $0.0235       $--         $0.0235     $(0.0235)     $1.00     5.73%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0228        --          0.0228      (0.0228)      1.00     5.62 (b)
1997-FST Admin-
istration
shares..........     1.00     0.0223        --          0.0223      (0.0223)      1.00     5.47 (b)
1997-FST Service
shares..........     1.00     0.0217        --          0.0217      (0.0217)      1.00     5.20 (b)
                                                         RATIOS ASSUMING NO
                                                       WAIVER OF FEES AND NO
                                                        EXPENSE LIMITATIONS
                                                      -------------------------
                                               NET
                               RATIO OF NET ASSETS AT              RATIO OF NET
                  RATIO OF NET  INVESTMENT     END     RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO   OF PERIOD EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET     (IN    AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS     000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(C) THROUGH DECEMBER 31,
-----------------------------------------------------
1997-FST
shares..........      0.08%(b)     5.59%(b) $218,192     0.43%(b)      5.24%(b)
1997-FST Pre-
ferred Shares...      0.18 (b)     5.50 (b)      558     0.53 (b)      5.15 (b)
1997-FST Admin-
istration
shares..........      0.33 (b)     5.33 (b)    1,457     0.68 (b)      4.98 (b)
1997-FST Service
shares..........      0.58 (b)     5.17 (b)      814     0.93 (b)      4.82 (b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) Commencement of operations.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0536     $ 0.0001      $0.0537     $(0.0537)     $1.00     5.50%
1997-FST Pre-
ferred shares...     1.00     0.0532       0.0001       0.0533      (0.0533)      1.00     5.40
1997-FST Admin-
istration
shares..........     1.00     0.0512       0.0001       0.0513      (0.0513)      1.00     5.24
1997-FST Service
shares..........     1.00     0.0487       0.0001       0.0488      (0.0488)      1.00     4.98
1996-FST
shares..........     1.00     0.0522       0.0003       0.0525      (0.0524)      1.00     5.35
1996-FST Pre-
ferred
shares (c)......     1.00     0.0342       0.0001       0.0343      (0.0343)      1.00     5.24(b)
1996-FST Admin-
istration shares
 ................     1.00     0.0497       0.0002       0.0499      (0.0498)      1.00     5.09
1996-FST Service
shares .........     1.00     0.0472       0.0002       0.0474      (0.0474)      1.00     4.83
1995-FST shares
 ................     1.00     0.0573       0.0005       0.0578      (0.0578)      1.00     5.96
1995-FST Admin-
istration shares
 ................     1.00     0.0547       0.0005       0.0552      (0.0552)      1.00     5.69
1995-FST Service
shares .........     1.00     0.0521       0.0005       0.0526      (0.0526)      1.00     5.43
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     1.00     0.0379      (0.0001)      0.0378      (0.0378)      1.00     4.23(b)
1994-FST Admin-
istration
shares (d)......     1.00     0.0388      (0.0001)      0.0387      (0.0387)      1.00     3.97(b)
1994-FST Service
shares (d)......     1.00     0.0349      (0.0001)      0.0348      (0.0348)      1.00     3.71(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........     1.00     0.0301       0.0007       0.0308      (0.0307)      1.00     3.11
1994-FST Admin-
istration shares
 ................     1.00     0.0276       0.0006       0.0282      (0.0281)      1.00     2.85
1994-FST Service
shares .........     1.00     0.0251       0.0008       0.0259      (0.0256)      1.00     2.60
1993-FST shares
 ................     1.00     0.0342       0.0012       0.0354      (0.0355)      1.00     3.69
1993-FST Admin-
istration
shares (e)......     1.00     0.0009           --       0.0009      (0.0009)      1.00     2.83(b)
1993-FST Service
shares .........     1.00     0.0296       0.0016       0.0312      (0.0309)      1.00     3.17
1992-FST shares
 ................     1.00     0.0549       0.0015       0.0564      (0.0561)      1.00     5.84
1992-FST Service
shares (e)......     1.00     0.0113       0.0006       0.0119      (0.0116)      1.00     4.47(b)
FOR THE PERIOD MARCH 5, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST
shares..........     1.00     0.0600       0.0006       0.0606      (0.0605)      1.00     8.06(b)
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       ------------------------
                               RATIO OF NET    NET                 RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF    INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS       ASSETS
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18%        5.36%    $2,217,943    0.23%        5.31%
1997-FST Pre-
ferred shares...      0.28         5.32        245,355    0.33         5.27
1997-FST Admin-
istration
shares..........      0.43         5.12        738,865    0.48         5.07
1997-FST Service
shares..........      0.68         4.87        312,991    0.73         4.82
1996-FST
shares..........      0.18         5.22      2,291,051    0.24         5.16
1996-FST Pre-
ferred
shares (c)......      0.28(b)      5.11(b)      46,637    0.34(b)      5.05(b)
1996-FST Admin-
istration shares
 ................      0.43         4.97        536,895    0.49         4.91
1996-FST Service
shares .........      0.68         4.72        220,560    0.74         4.66
1995-FST shares
 ................      0.18         5.73      1,587,715    0.23         5.68
1995-FST Admin-
istration shares
 ................      0.43         5.47        283,186    0.48         5.42
1995-FST Service
shares .........      0.68         5.21        139,117    0.73         5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......      0.18(b)      4.13(b)     958,196    0.25(b)      4.06(b)
1994-FST Admin-
istration
shares (d)......      0.43(b)      4.24(b)      82,124    0.50(b)      4.17(b)
1994-FST Service
shares (d)......      0.68(b)      3.82(b)      81,162    0.75(b)      3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........      0.17         3.01        812,420    0.24         2.94
1994-FST Admin-
istration shares
 ................      0.42         2.76         24,485    0.49         2.69
1994-FST Service
shares .........      0.67         2.51         35,656    0.74         2.44
1993-FST shares
 ................      0.18         3.42        776,181    0.26         3.34
1993-FST Admin-
istration
shares (e)......      0.43(b)      2.83(b)           1    0.51(b)      2.75(b)
1993-FST Service
shares .........      0.68         2.96          5,155    0.76         2.88
1992-FST shares
 ................      0.18         5.49        413,171    0.28         5.39
1992-FST Service
shares (e)......      0.68(b)      3.77(b)       3,634    0.78         3.67(b)
FOR THE PERIOD MARCH 5, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST
shares..........      0.21(b)      7.74(b)     229,988    0.34(b)      7.61(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration and PST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f) Commencement of operations.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                             ---------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
           ----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1997-FST
shares (c)......    $1.00    $0.0423      $0.0004      $0.0427     ($0.0427)     $1.00     5.25%(b)
1997-FST Pre-
ferred
shares (c)......     1.00     0.0296          --        0.0296      (0.0296)      1.00     5.13 (b)
1997-FST Admin-
istration
shares (c)......     1.00     0.0364       0.0003       0.0367      (0.0367)      1.00     4.99 (b)
1997-FST Service
shares (c)......     1.00     0.0380       0.0003       0.0383      (0.0383)      1.00     4.71 (b)
                                                         RATIOS ASSUMING NO
                                                       WAIVER OF FEES AND NO
                                                        EXPENSE LIMITATIONS
                                                      -------------------------
                                               NET
                               RATIO OF NET ASSETS AT              RATIO OF NET
                  RATIO OF NET  INVESTMENT     END     RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO   OF PERIOD EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET     (IN    AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS     000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1997-FST
shares (c)......      0.18%(b)     5.09%(b) $496,419     0.29%(b)      4.98%(b)
1997-FST Pre-
ferred
shares (c)......      0.28(b)      5.00(b)         2     0.39(b)       4.89(b)
1997-FST Admin-
istration
shares (c)......      0.43(b)      4.84(b)     4,159     0.54(b)       4.73(b)
1997-FST Service
shares (c)......      0.68(b)      4.62(b)    20,177     0.79(b)       4.51(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Share, FST Preferred Share, FST Administration Share, and FST Service Share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0541      $   --       $0.0541     $(0.0541)     $1.00     5.54%
1997-FST Pre-
ferred shares...     1.00     0.0534          --        0.0534      (0.0534)      1.00     5.43
1997-FST Admin-
istration
shares..........     1.00     0.0515          --        0.0515      (0.0515)      1.00     5.28
1997-FST Service
shares..........     1.00     0.0491          --        0.0491      (0.0491)      1.00     5.02
1996-FST
shares..........     1.00     0.0525      0.0001        0.0526      (0.0526)      1.00     5.38
1996-FST Pre-
ferred
shares (c)......     1.00     0.0344      0.0001        0.0345      (0.0345)      1.00     5.26(b)
1996-FST Admin-
istration
shares..........     1.00     0.0501      0.0001        0.0502      (0.0502)      1.00     5.12
1996-FST Service
shares..........     1.00     0.0474      0.0001        0.0475      (0.0475)      1.00     4.86
1995-FST
shares..........     1.00     0.0581      0.0001        0.0582      (0.0582)      1.00     6.00
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     1.00     0.0424          --        0.0424      (0.0424)      1.00     4.36(b)
1994-FST Admin-
istration
shares (d)......     1.00     0.0426          --        0.0426      (0.0426)      1.00     4.10(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994-FST
shares (c)......     1.00     0.0256      0.0001        0.0257      (0.0257)      1.00     3.14(b)
1994-FST Admin-
istration
shares (c)......     1.00     0.0120      0.0001        0.0121      (0.0121)      1.00     2.87(b)
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       ------------------------
                               RATIO OF NET    NET                 RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF    INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS       ASSETS
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18%        5.41%    $1,478,539    0.24%        5.35%
1997-FST Pre-
ferred shares...      0.28         5.34          7,147    0.34         5.28
1997-FST Admin-
istration
shares..........      0.43         5.15        299,804    0.49         5.09
1997-FST Service
shares..........      0.68         4.91        580,200    0.74         4.85
1996-FST
shares..........      0.18         5.25        858,769    0.24         5.19
1996-FST Pre-
ferred
shares (c)......      0.28(b)      5.14(b)         112    0.34(b)      5.08(b)
1996-FST Admin-
istration
shares..........      0.43         5.01        145,108    0.49         4.95
1996-FST Service
shares..........      0.68         4.74        223,554    0.74         4.68
1995-FST
shares..........      0.18         5.81        743,884    0.24         5.75
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......      0.15(b)      4.64(b)     258,350    0.25(b)      4.54(b)
1994-FST Admin-
istration
shares (d)......      0.40(b)      4.67(b)      54,253    0.50(b)      4.57(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994-FST
shares (c)......      0.08(b)      3.10(b)      44,697    0.59(b)      2.59(b)
1994-FST Admin-
istration
shares (c)......      0.35(b)      2.85(b)      14,126    0.76(b)      2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Administration share, FST Service share and FST Preferred share activity commenced April 6, 1993, September 1, 1993, May 16, 1995 and May 1, 1996, respectively.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
             -------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1997-FST
shares(c).......    $1.00    $0.0454       $ --       $0.0454     $(0.0454)     $1.00     5.51%(b)
1997-FST Pre-
ferred
shares(c).......     1.00     0.0311         --        0.0311      (0.0311)      1.00     5.43(b)
1997-FST
Administration
shares(c).......     1.00     0.0388         --        0.0388      (0.0388)      1.00     5.27(b)
1997-FST Service
shares(c).......     1.00     0.0379         --        0.0379      (0.0379)      1.00     5.00(b)
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS        ASSETS
             -------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1997-FST
shares(c).......      0.18%(b)     5.39%(b) $1,125,681    0.27%(b)      5.30%(b)
1997-FST Pre-
ferred
shares(c).......      0.28(b)      5.26(b)     194,375    0.37(b)       5.17(b)
1997-FST
Administration
shares(c).......      0.43(b)      5.15(b)     625,334    0.52(b)       5.06(b)
1997-FST Service
shares(c).......      0.68(b)      4.78(b)     228,447    0.77(b)       4.69(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0350       $  --       $0.0350     $(0.0350)     $1.00     3.54%
1997-FST Pre-
ferred shares...     1.00     0.0339          --        0.0339      (0.0339)      1.00     3.43
1997-FST Admin-
istration
shares..........     1.00     0.0327          --        0.0327      (0.0327)      1.00     3.28
1997-FST Service
shares..........     1.00     0.0301          --        0.0301      (0.0301)      1.00     3.02
1996-FST
shares..........     1.00     0.0335          --        0.0335      (0.0335)      1.00     3.39
1996-FST Pre-
ferred shares...     1.00     0.0218          --        0.0218      (0.0218)      1.00     3.30(b)
1996-FST Admin-
istration
shares (c)......     1.00     0.0310          --        0.0310      (0.0310)      1.00     3.13
1996-FST Service
shares..........     1.00     0.0285          --        0.0285      (0.0285)      1.00     2.88
1995-FST
shares..........     1.00     0.0381          --        0.0381      (0.0381)      1.00     3.89
1995-FST Admin-
istration
shares..........     1.00     0.0354          --        0.0354      (0.0354)      1.00     3.63
1995-FST Service
shares..........     1.00     0.0332          --        0.0332      (0.0332)      1.00     3.38
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (c)......     1.00     0.0156          --        0.0156      (0.0156)      1.00     3.41(b)
1994-FST Admin-
istration
shares (c)......     1.00     0.0136          --        0.0136      (0.0136)      1.00     3.19(b)
1994-FST Service
shares (c)......     1.00     0.0091          --        0.0091      (0.0091)      1.00     3.11(b)
                                                         RATIOS ASSUMING NO
                                                       WAIVER OF FEES AND NO
                                                        EXPENSE LIMITATIONS
                                                      ------------------------
                                               NET
                               RATIO OF NET ASSETS AT             RATIO OF NET
                  RATIO OF NET  INVESTMENT     END     RATIO OF    INVESTMENT
                  EXPENSES TO   INCOME TO   OF PERIOD EXPENSES TO  INCOME TO
                  AVERAGE NET  AVERAGE NET     (IN    AVERAGE NET AVERAGE NET
                     ASSETS       ASSETS     000'S)     ASSETS       ASSETS
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18%        3.50%    $939,407     0.24%        3.44%
1997-FST Pre-
ferred shares...      0.28         3.39       35,152     0.34         3.33
1997-FST Admin-
istration
shares..........      0.43         3.27      103,049     0.49         3.21
1997-FST Service
shares..........      0.68         3.01       42,578     0.74         2.95
1996-FST
shares..........      0.18         3.35      440,838     0.23         3.30
1996-FST Pre-
ferred shares...      0.28(b)      3.26(b)    28,731     0.33(b)      3.21(b)
1996-FST Admin-
istration
shares (c)......      0.43         3.10       51,661     0.48         3.05
1996-FST Service
shares..........      0.68         2.85       19,855     0.73         2.80
1995-FST
shares..........      0.14         3.81      448,367     0.24         3.71
1995-FST Admin-
istration
shares..........      0.39         3.54       20,939     0.49         3.44
1995-FST Service
shares..........      0.64         3.32       19,860     0.74         3.22
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (c)......      0.07(b)      3.42(b)   183,570     0.31(b)      3.18(b)
1994-FST Admin-
istration
shares (c)......      0.32(b)      3.25(b)     2,042     0.56(b)      3.01(b)
1994-FST Service
shares (c)......      0.57(b)      3.32(b)     2,267     0.81(b)      3.08(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Administration share, FST Service share and FST Preferred share activity commenced July 19, 1994, August 1, 1994, September 23, 1994 and May 1, 1996, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
---------------------------------------  ---------------------------------------
To the Shareholders and Board of Trustees of the Goldman Sachs Trust--Financial Square Funds:

 We have audited the accompanying statements of assets and liabilities of the Goldman Sachs Trust--Financial Square Funds (a Delaware business trust comprising the Prime Obligations, Money Market, Premium Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market Funds), including the statements of investments as of December 31, 1997, and the related statements of operations, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Goldman Sachs Trust--Financial Square Funds as of December 31, 1997, the results of their operations and the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             Arthur Andersen LLP

Boston, Massachusetts
February 12, 1998
                                         ---------------------------------------
---------------------------------------

               VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

  The proposals described below were submitted to a vote of shareholders of Financial Square Funds (the "Trust") at a Special Meeting of Shareholders held on April 1, 1997 and reconvened on April 24, 1997 (the "Meeting"):

--------------------------------------------------------------------------------
PROPOSAL NO. 1--ELECTION OF TRUSTEES:

--------------------------------------------------------------------------------

  At the Meeting, Ashok Bakhru, David B. Ford, Douglas Grip, John McNulty, Mary McPherson, Richard Strubel, Alan Shuch, Jackson Smart and William Springer were elected to the Trust's Board of Trustees. In electing directors, the Trust's shareholders voted as follows:/1/

  DIRECTOR                      FOR         AGAINST     ABSTAIN     BROKER NON-VOTES
  --------               ------------------ ------- --------------- ----------------
Ashok Bakhru............ 13,198,134,650.489    0    317,290,085.560        0
David B. Ford........... 13,196,882,310.419    0    318,542,425.630        0
Douglas Grip............ 13,198,421,139.119    0    317,003,596.930        0
John McNulty............ 13,192,672,508.499    0    322,752,227.550        0
Mary McPherson.......... 13,198,375,102.859    0    317,049,638.190        0
Richard Strubel......... 13,198,269,677.579    0    317,155,058.470        0
Alan Shuch.............. 13,196,888,161.369    0    318,536,574.680        0
Jackson Smart........... 13,186,250,475.539    0    329,174,260.510        0
William Springer........ 13,186,378,105.759    0    329,046,630.290        0

--------------------------------------------------------------------------------
PROPOSAL NO. 2--RATIFICATION OF THE SELECTION OF ARTHUR ANDERSEN LLP AS THE
              TRUST"S INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 1997:

--------------------------------------------------------------------------------

  At the Meeting, the Trust's shareholders approved Proposal No. 2 as follows:/1/

    FOR                   AGAINST               ABSTAIN           BROKER NON-VOTES
------------------     --------------       ---------------       ----------------
12,740,448,568.959     86,008,900.390       688,967,266.700              0

--------------------------------------------------------------------------------
PROPOSAL NO. 4(B)--APPROVAL OF AN AMENDMENT TO THE TRUST'S DECLARATION OF TRUST
                TO PERMIT INVESTMENT OF EACH FUND'S ASSETS IN ANOTHER OPEN-END INVESTMENT COMPANY:

--------------------------------------------------------------------------------

  At the Meeting, the Trust's shareholders approved Proposal No. 4(B) as follows:/1/

    FOR                    AGAINST               ABSTAIN           BROKER NON-VOTES
------------------     ---------------       ---------------       ----------------
11,979,828,027.249     666,114,085.840       869,482,622.960              0

--------------------------------------------------------------------------------
PROPOSAL NO. 3--APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each of the Trust's portfolios (each, a "Fund" and collectively, the "Funds") approved Proposal No. 3 as follows:

          FUND                  FOR           AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            ---------------- ------------- -------------- ----------------
FST--Prime Obligations..  2,750,763,971.82 19,674,207.77  19,428,103.21         0
FST--Government.........    614,737,552.22 49,958,078.95 212,013,615.15         0
FST--Treasury Obliga-
 tions..................  1,643,159,064.65  3,422,314.12  23,291,123.97         0
FST--Money Market.......  1,768,028,087.81    551,572.88 237,836,598.85         0
FST--Tax-Free...........    321,403,549.04  2,303,384.98      73,216.10         0

--------------------------------------------------------------------------------
PROPOSAL NO. 4(A)--APPROVAL OF AN AMENDMENT TO THE FUND'S INVESTMENT
                RESTRICTIONS TO PERMIT EACH FUND TO INVEST ALL OF ITS ASSETS IN ANOTHER OPEN-END INVESTMENT COMPANY:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 4(A) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  2,632,813,935.56 137,676,305.03  19,376,042.21         0
FST--Government.........    600,507,908.99  50,171,200.71 226,030,136.62         0
FST--Treasury Obliga-
 tions..................  1,534,118,627.46 112,516,646.34  23,237,228.94         0
FST--Money Market.......  1,622,692,959.96 119,723,518.11 263,999,781.47         0
FST--Tax-Free...........    321,385,838.42   2,341,263.05      53,048.65         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(A)--INVESTMENT POLICY ON ISSUER DIVERSIFICATION:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(A) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  2,025,173,322.36 741,685,870.02  23,007,090.42         0
FST--Government.........    492,127,188.66  94,058,605.71 290,523,451.95         0
FST--Treasury Obliga-
 tions..................  1,590,614,773.93   3,298,162.45  75,959,566.36         0
FST--Money Market.......  1,641,176,450.29  93,217,845.13 272,021,964.12         0
FST--Tax-Free...........    319,424,168.46   2,303,384.98   2,052,596.68         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(B)--INVESTMENT POLICY ON INDUSTRY CONCENTRATION:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(B) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  2,113,864,890.90 655,676,834.86  20,324,557.04         0
FST--Government.........    536,127,188.66  50,058,605.71 290,523,451.95         0
FST--Treasury Obliga-
 tions..................  1,584,005,181.34  10,354,359.55  75,512,961.85         0
FST--Money Market.......  1,727,011,799.59   7,162,833.03 272,241,626.92         0
FST--Tax-Free...........    319,424,168.46   2,303,384.98   2,052,596.68         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(C)--INVESTMENT POLICIES ON BORROWING, MARGIN PURCHASES AND
                PLEDGING ASSETS:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(C) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  2,032,851,854.68 735,012,001.25  22,002,426.87         0
FST--Government.........    536,014,593.26  50,171,201.11 290,523,451.95         0
FST--Treasury Obliga-
 tions..................  1,472,597,369.41 121,761,319.48  75,513,813.85         0
FST--Money Market.......  1,597,694,673.27 116,718,197.61 292,003,388.66         0
FST--Tax-Free...........    320,117,743.24   2,515,405.70   1,147,001.18         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(D)--INVESTMENT POLICY ON LOANS:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(D) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  2,137,654,263.39 631,935,174.22  20,276,845.19         0
FST--Government.........    536,127,188.66  50,058,605.71 290,523,451.95         0
FST--Treasury Obliga-
 tions..................  1,563,411,594.51  10,339,372.94  96,121,535.29         0
FST--Money Market.......  1,647,121,629.22  86,498,763.32 272,795,867.00         0
FST--Tax-Free...........    321,423,716.49   2,303,384.98      53,048.65         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(E)--INVESTMENT POLICY ON UNDERWRITING:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(E) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  2,107,675,459.08 604,973,342.98  77,217,480.74         0
FST--Government.........    536,127,188.66  50,058,605.71 290,523,451.95         0
FST--Treasury Obliga-
 tions..................  1,563,423,400.52  10,339,372.93  96,109,729.29         0
FST--Money Market.......  1,647,222,596.46  86,498,763.32 272,694,899.76         0
FST--Tax-Free...........    321,423,716.49   2,303,384.98      53,048.65         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(F)--INVESTMENT POLICY ON REAL ESTATE AND OIL AND GAS:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal 5(F) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  1,864,040,389.62 866,974,034.38  58,851,858.80         0
FST--Government.........    498,311,661.41  87,874,132.96 290,523,451.95         0
FST--Treasury Obliga-
 tions..................  1,543,861,427.62  29,902,197.83  96,108,877.29         0
FST--Money Market.......  1,502,832,684.48 162,262,211.64 341,321,363.42         0
FST--Tax-Free...........    320,329,763.96   2,303,384.98   1,147,001.18         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(G)--INVESTMENT POLICY ON COMMODITIES:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(G) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  1,955,328,415.10 783,843,073.32  50,694,794.38         0
FST--Government.........    536,127,188.66  50,061,283.54 290,520,774.12         0
FST--Treasury Obliga-
 tions..................  1,462,302,194.33 111,554,993.46  96,015,314.95         0
FST--Money Market.......  1,592,467,171.50 141,153,221.04 272,795,867.00         0
FST--Tax-Free...........    315,235,397.48   6,492,155.96   2,052,596.68         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(H)--INVESTMENT POLICY ON SENIOR SECURITIES:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(H) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  2,006,584,642.16 735,239,141.88  48,042,498.76         0
FST--Government.........    536,017,271.49  50,171,200.71 290,520,774.12         0
FST--Treasury Obliga-
 tions..................  1,557,058,699.27  16,150,312.24  96,663,491.23         0
FST--Money Market.......  1,598,123,371.27 116,417,284.77 291,875,603.50         0
FST--Tax-Free...........    320,329,763.96   2,303,384.98   1,147,001.18         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(I)--INVESTMENT RESTRICTION CONCERNING SHORT SALES OF SECURITIES:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(I) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  1,881,193,604.90 848,795,361.47  59,877,316.43         0
FST--Government.........    535,990,656.40  50,171,201.11 290,547,388.81         0
FST--Treasury Obliga-
 tions..................  1,458,090,940.53 115,131,990.67  96,649,571.54         0
FST--Money Market.......  1,570,114,107.56  94,298,763.32 342,003,388.66         0
FST--Tax-Free...........    316,140,992.98   6,492,155.96   1,147,001.18         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(J)--INVESTMENT POLICY ON OPTIONS:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(J) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  1,946,413,177.34 783,795,361.47  59,657,743.99         0
FST--Government.........    536,103,251.80  50,061,283.54 290,544,710.98         0
FST--Treasury Obliga-
 tions..................  1,462,545,194.90 111,204,686.55  96,122,621.29         0
FST--Money Market.......  1,531,855,599.49 132,658,238.63 341,902,421.42         0
FST--Tax-Free...........    315,235,397.48   6,492,155.96   2,052,596.68         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(K)--INVESTMENTS TO EXERCISE CONTROL:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(K) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  1,958,631,006.28 774,813,086.37  56,422,190.15         0
FST--Government.........    535,990,656.80  50,171,200.71 290,547,388.81         0
FST--Treasury Obliga-
 tions..................  1,476,366,263.54 117,965,355.72  75,540,884.48         0
FST--Money Market.......  1,676,388,608.83 124,858,238.63 205,169,412.08         0
FST--Tax-Free...........    321,423,716.49   2,303,384.98      53,048.65         0

--------------------------------------------------------------------------------
PROPOSAL NO. 6--APPROVAL OF AMENDED AND RESTATED MANAGEMENT AGREEMENTS:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 6 as follows:

          FUND                  FOR           AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            ---------------- ------------- -------------- ----------------
FST--Prime Obligations..  2,514,108,328.97 39,546,154.00 236,211,799.83         0
FST--Government.........    600,653,684.02 50,058,605.71 225,996,956.59         0
FST--Treasury Obliga-
 tions..................  1,590,952,308.54  3,061,857.61  75,858,337.59         0
FST--Money Market.......  1,816,523,365.52    474,748.46 189,418,145.56         0
FST--Tax-Free...........    319,424,168.46  2,303,384.98   2,052,596.68         0

/1/The voting results for proposal nos. 1, 2 and 4(B) reflect the vote of the shareholders of the Trust and the shareholders of Goldman Sachs Financial Square Funds.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------




                      [This page intentionally left blank]

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------






--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Financial Square Funds Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.

--------------------------------------------------------------------------------

TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan. A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

GOLDMAN SACHS

Investment Adviser,
Distributor and Transfer Agent

                                                                    Goldman
                                                                    Sachs
                              Goldman Sachs Funds
                        One New York Plaza, 41st Floor
                              New York, NY 10004